                                 Evergreen
                               Income Funds

           (four photos of historical significance appear here)

                                Semiannual
                                  Report
                             December 31, 1996

                             Evergreen Keystone
                       (logo)       FUNDS      (logo)

                             EVERGREEN INCOME FUNDS

                               TABLE OF CONTENTS

(photo of certificates appears here)
                                                  Economic Overview.........................................................    1
                               INTERMEDIATE-TERM  A Report From Your Portfolio Manager......................................    3
                                       BOND FUND  Statement of Investments..................................................    4
                                                  Statement of Assets and Liabilities.......................................    6
                                                  Statement of Operations...................................................    7
                                                  Statement of Changes in Net Assets........................................    8
                                                  Financial Highlights......................................................    9
(photo of monument appears here)
                               INTERMEDIATE-TERM  A Report From Your Portfolio Manager......................................   11
                                      GOVERNMENT  Statement of Investments..................................................   12
                                 SECURITIES FUND  Statement of Assets and Liabilities.......................................   13
                                                  Statement of Operations...................................................   14
                                                  Statement of Changes in Net Assets........................................   15
                                                  Financial Highlights......................................................   16
(photo of Lincoln            SHORT-INTERMEDIATE  A Report From Your Portfolio Manager.......................................   18
 Memorial appears here)                BOND FUND  Statement of Investments..................................................   19
                                                  Statement of Assets and Liabilities.......................................   22
                                                  Statement of Operations...................................................   23
                                                  Statement of Changes in Net Assets........................................   24
                                                  Financial Highlights......................................................   25

(photo of Capitol                U.S. GOVERNMENT  A Report From Your Portfolio Manager......................................   28
 appears here)                              FUND  Statement of Investments..................................................   29
                                                  Statement of Assets and Liabilities.......................................   30
                                                  Statement of Operations...................................................   31
                                                  Statement of Changes in Net Assets........................................   32
                                                  Financial Highlights......................................................   33
                                                  Combined Notes to Financial Statements....................................   35
                                                  Trustees and Officers.........................................Inside Back Cover

                             EVERGREEN INCOME FUNDS

ECONOMIC OVERVIEW
BY STEPHEN A. LIEBER, CHAIRMAN
EVERGREEN ASSET MANAGEMENT CORP.

   President Clinton's Inaugural Address listed many of   (photo of Stephen
his hopes for the future of our nation. One of these        A. Lieber)
hopes, "a nation that balances its budget but never loses the balance of its values" speaks to a central theme of the investment
markets as we enter 1997. The hope of investors is for sustained healthy growth, with the long-range promise of building a nation economically strong enough to meet the challenges of supporting an increasingly elderly and retired population. Optimism, reflected in consumer surveys and business surveys, is high at the start of the year, as 1996 proved to provide a stronger and better balanced economy than had been widely anticipated at the beginning of the year. Even in the fourth quarter, expectations of a slowdown were not realized, as growth in that period was apparently at about a 3.5% annual rate, up from the 2.1% Gross Domestic Product gain in the third quarter. Industrial output rose at an estimated 0.8% per month in the fourth quarter, while the core inflation rate of the Producers Price Index, as well as the Consumers Price Index, rose at a rate of only 0.1% per month. Thus, the core inflation rate was contained at just 2.6% in 1996, down from 3.0% in 1995. From the consumers' point of view, apart from a spurt in food and energy prices at year-end, prices of general merchandise were indicated to be somewhat lowered by a combination of widespread discounting and increased imports, made cheaper by the rise of the dollar.

   A healthy employment situation encouraged the confidence of the American consumer and industry throughout the year. The greatest concern, in contrast to normal uncertainties over employment, was that the slack in the economy was diminishing, so that the cost of labor might be raised and, thus, stimulate inflation. During the summer, the unemployment total was but 5.1% of the work force and, at year-end, had increased very moderately to 5.3%. With manufacturers reluctant to add to staff, hours worked increased by 3.2%. These positive factors did not strain the nation's economic potential because manufacturing capacity was indicated to be increasing month by month, with the year-over-year gain in December, 4.5%. The lack of inflationary pressures was particularly impressive given the extraordinary short-term impacts on purchasing power from the price of oil which rose 40% during the year, and weather-related agricultural developments which increased the price of food. Doubtless adding to demand was the so-called wealth effect, induced by yet another significantly rising stock market, and an ever broader participation by American families in its investments. The wealth effect was manifested in higher year-end demand for luxury goods, whose retailers and vendors often showed outstanding sales results.

   Looking ahead in 1997, there is a widespread expectation that the economy will reflect the improved consumer and industrial sentiment, but that it will have less external stimulus than it had at the beginning of 1996. In contrast with the monetary stimulus provided by last January's reduction in the Federal funds rate, there is virtually no expectation at this time that the Federal Reserve will soon reduce interest rates, and considerable concern that if the economy sustains its strength, it may well increase rates, thus creating a dragging force on the economy. Improvement in the balance of payments as a stimulus is not expected, as exports are already slowing as a result of the 6% increase of the dollar in 1996, which, in turn, is bringing in more cheaper imports to compete with American manufacturers. Credit ease for the consumer is not expected after several months of larger-than-normal credit card losses reported by the banking and financial industries. In fact, credit in this consumer area is tightening, with an estimated decline of 15% in the number of credit card solicitations by banks in the fourth quarter, and a more than 40% increase in credit card write-offs. Finally, borrowing costs are almost one full percent higher than they were a year ago when the Federal Reserve reduced the federal funds rate.

                             EVERGREEN INCOME FUNDS

   Investors are challenged by the fact that prices of stocks have increased over the past year as corporate profitability rose, and optimism over future profit rates was well sustained. Today's consensus expectations for corporate profits is for an increase of up to 10% in 1997. If price pressures continue from international competition, if domestic productivity and technology drives prices down in many sectors of growing production, as has been the case, and sales volumes grow at single digits or less, these profits expectations are unlikely to be met. In contrast, those companies which produced the products or services which will be the growth leaders of 1997, have high promise of achieving new levels of profitability and sustaining long-term growth trends. They will be the focus of investment. Companies driving for higher profitability and stronger returns on invested capital through restructuring and reallocation of assets, should become more prominent in the investment spectrum as they enhance their profits outlook through these efficiencies. Another class of promising investments is the specialty business, especially smaller entrepreneurial and innovative ones where growth rates can be enhanced through the synergies of merger and acquisition with larger entities. Given the very strong cash reserves built up through this recent period of high corporate profitability, we anticipate an acceleration of the merger and acquisition drive by large companies looking for broader or new lines of business growth. Many companies which find excess of liquid capital in terms of their near-term business opportunities, may well choose to continue the recent pattern of accelerating corporate stock buy-backs, with the aim of increasing the profits available to continuing shareholders. In summary, there should be powerful forces providing selective opportunities for sustained and important profit gains for many corporations.

   The savings rate of the American people had generally remained modest, but an increasing portion is moving into the equity markets. With the advantages of tax-deferred programs, ranging from IRAs to 401(k)s, and the shift of retirement plans into equity-related programs, the use of mutual funds has become the predominant mode of investment saving for individuals. In a benign environment, such trends could well be expected to continue. Interruptions are only likely to come through major and, often sudden, market adversities caused by unexpected problems in the short run, and in the longer run, only from the recurrence of inflation and significant rises in the income available from fixed income investment alternatives.

   The U.S. economic horizon looks clear and healthy at this time. It may well be further encouraged by a decline in interest rates which could occur if growth remains moderate, inflation well-controlled, and investors gain confidence that cooperation between the Administration and the Congress will address their long-term budget fears. Thus, we can conclude as we did a year ago that, "the real return driven demand in a low inflation environment should support new opportunities in both bonds and equities".

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
(photo of certificates)

A REPORT FROM YOUR
PORTFOLIO MANAGER
BRUCE BESECKER

   We are pleased to present the Semiannual Report for Evergreen   (photo of
Intermediate-Term Bond Fund for the period ended December 31,    Bruce Besecker)
1996. The Fund's total return (Class Y, no-load shares) for this six-month period was 4.33%. This return exceeded that for the Lipper Intermediate U.S. Government Funds average of the 129 intermediate U.S. Government funds tracked by Lipper Analytical
Services during that time**. The six-month total return at net asset value for the Fund's Class A shares was 4.31%*.
   The bond market rebounded during the second half of 1996 in time to recover losses from its dismal first-half performance. Bond investors reacted favorably to a couple of themes which permeated the economy as the year progressed. Emerging data throughout the final half of the year painted a picture of an economy growing at a healthy, yet moderating pace. This news was received favorably by investors and, in part, fueled the second-half bond market rally. Although growth of the Gross Domestic Product in the second half of 1996 continued its impressive pace, our estimate for the coming quarters is for growth in a more moderate 1.0% to 2.0% range. Consistent with a fairly stable environment which contains neither rapid inflation nor a slowdown in the economic growth rate, the Federal Reserve remained on the sidelines for the entire period. Indicators suggested that the environment of low inflation and low interest rates, which the markets enjoy currently, should continue for the foreseeable future and could further aid a recovering bond market. The yield for the benchmark thirty-year treasury bond, which mirrored the market's rebound, jumped as high as 7.2% in July before settling back to 6.6% at December 31. The market stumbled slightly in December as rates jumped, but when the smoke cleared, investors were rewarded as the market provided solid returns for the six-month period.
   Evergreen Intermediate-Term Bond Fund performed nicely with the recovering bond market, with a 4.3% total return for the six months under review. Activity in the Fund was light during the period. Our mortgage and corporate exposure remained essentially unchanged. Most significant portfolio adjustments were made in Treasury securities.
   Looking forward, we will seek to continue modestly lengthening the duration of the Fund as we are optimistic that the bond market's rally will persist as interest rates continue to decline. In addition, the Fund will seize any opportunities presented to increase the yield; specifically, by adding attractive mortgage holdings. We believe our portfolio structure should reward investors as our Fund is well positioned to thrive in the current economic environment as we enter the second half of the fiscal year.
   Thank you for your investment in Evergreen Intermediate-Term Bond Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CLASS A SHARES ARE SUBJECT TO A MAXIMUM 3.25% FRONT-END SALES CHARGE WHICH IS NOT REFLECTED IN THE PERFORMANCE FIGURE ABOVE.

   0.92% IS THE SIX-MONTH TOTAL RETURN ENDED 12/31/96 FOR THE FUND'S CLASS A SHARES WITH THE MAXIMUM 3.25% FRONT-END SALES CHARGE. THE FUND ALSO OFFERS CLASS B SHARES WHICH ARE SUBJECT TO A MAXIMUM 5% CONTINGENT DEFERRED SALES CHARGE, AND CLASS C SHARES ARE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE WITHIN THE FIRST YEAR OF PURCHASE. PERFORMANCE FOR THESE CLASSES OF SHARES MAY BE DIFFERENT.

** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
   INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                            STATEMENT OF INVESTMENTS
(photo of certificates)

                               DECEMBER 31, 1996
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 CORPORATE BONDS -- 13.5%
            BANKS -- 3.3%
 $   500    Cenfed Financial Corp.,
            11.17%, 12/15/01, 144A............... $    550,000
   3,000    Comerica, Inc.,
            7.125%, 12/1/13......................    2,863,416
   2,000    NationsBank Corp.,
            8.125%, 6/15/02......................    2,122,938
                                                     5,536,354
            FINANCE & INSURANCE -- 4.1%
   2,500    General Electric Capital Corp.,
            6.29%, 12/15/07......................    2,501,547
   1,000    Goldman Sachs Group L.P.,
            6.375%, 6/15/00, 144A................      994,026
   1,500    Grand Metropolitan Investment Corp.,
            6.50%, 9/15/99.......................    1,508,099
     800    Harris Bancorp.,
            9.375%, 6/1/01.......................      880,256
   1,000    KFW International Finance,
            8.85%, 6/15/99.......................    1,058,897
                                                     6,942,825
            INDUSTRIAL SPECIALTY PRODUCTS &
            SERVICES -- 3.0%
   2,000    Baxter International, Inc.,
            9.25%, 12/15/99......................    2,149,086
     600    Deere & Co.,
            8.95%, 6/15/19.......................      670,458
   2,000    Jet Equipment Trust,
            9.41%, 6/15/10, 144A.................    2,218,466
                                                     5,038,010
            UTILITIES -- ELECTRIC -- 1.4%
   2,000    Carolina Power & Light Co.,
            8.625%, 9/15/21......................    2,269,404
            UTILITIES -- TELEPHONE -- 1.7%
   3,100    ALLTEL Corp.,
            6.50%, 11/1/13.......................    2,848,664
              TOTAL CORPORATE BONDS
                 (COST $22,234,530)..............   22,635,257
 MORTGAGE BACKED SECURITIES -- 10.9%
            Federal Home Loan Mortgage Corp.,
   2,177    7.50%, 5/1/09........................    2,210,890
   1,278    8.00%, 10/1/25.......................    1,305,704
            Government National Mortgage Assn.,
   2,429    6.50%, 10/15/23-3/15/26..............    2,320,763
   2,524    7.00%, 2/15/26-3/15/26...............    2,471,819

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
 MORTGAGE BACKED SECURITIES -- CONTINUED
            Government National Mortgage Assn., -- continued
 $ 3,809    7.50%, 9/15/23-3/15/26............... $  3,816,936
   3,320    8.00%, 10/15/24......................    3,390,121
   1,336    9.00%, 4/15/20-8/15/21...............    1,409,922
     651    9.50%, 2/15/21.......................      704,507
     642    Paine Webber Trust P-3,
            9.00%, 10/1/12.......................      649,073
              TOTAL MORTGAGE BACKED SECURITIES
                 (COST $18,178,065)..............   18,279,735
 U.S. AGENCY OBLIGATIONS -- 3.6%
   2,500    Farm Credit Systems Financial
            Assistance Co.,
            8.80%, 6/10/05.......................    2,848,068
   3,000    Federal Home Loan Bank,
            7.70%, 9/20/04.......................    3,199,311
              TOTAL U. S. AGENCY OBLIGATIONS
                 (COST $5,651,434)...............    6,047,379
 U.S. TREASURY OBLIGATIONS -- 59.9%
            U.S. Treasury Bonds,
   5,000    6.875%, 8/15/25......................    5,096,875
   5,500    7.50%, 11/15/16......................    5,953,750
   1,400    8.75%, 5/15/17.......................    1,707,562
   3,950    8.875%, 8/15/17......................    4,877,014
            U.S. Treasury Notes,
   1,400    5.125%, 12/31/98.....................    1,377,250
   8,000    5.625%, 8/31/97......................    7,990,000
   1,500    5.75%, 8/15/03.......................    1,455,468
  15,000    5.875%, 2/15/04......................   14,610,930
   5,000    5.875%, 11/15/05.....................    4,825,000
   6,100    6.375%, 1/15/99......................    6,159,091
   9,000    6.375%, 8/15/02......................    9,061,875
  16,575    6.50%, 5/15/05.......................   16,699,312
   8,500    6.75%, 4/30/00.......................    8,664,688
  10,100    6.875%, 7/31/99......................   10,308,312
   1,600    8.25%, 7/15/98.......................    1,654,499
              TOTAL U. S. TREASURY OBLIGATIONS
                 (COST $99,752,488)..............  100,441,626
 YANKEE OBLIGATIONS -- 8.2%
   3,000    Hydro-Quebec,
            8.00%, 2/1/13........................    3,202,407
   3,500    Japan Finance Corp. Municipal
            Enterprises,
            6.85%, 4/15/06.......................    3,525,739

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
 (photo of certificates)

                               DECEMBER 31, 1996
                                  (UNAUDITED)


PRINCIPAL
 AMOUNT
  (000)                                              VALUE


YANKEE OBLIGATIONS -- CONTINUED

 $ 2,000    Manitoba Province (Canada),
            8.00%, 4/15/02....................... $  2,132,658
     800    Petro Canada Ltd.,
            8.60%, 1/15/10.......................      917,759
            Svenska Handelsbanken,
   2,000    8.125%, 8/15/07......................    2,139,970
   1,000    8.35%, 7/15/04.......................    1,081,544
     700    Westpac Banking,
            9.125%, 8/15/01......................      767,533
              TOTAL YANKEE OBLIGATIONS
                 (COST $12,921,110)..............   13,767,610
 REPURCHASE AGREEMENT -- 2.4%
   4,034    Donaldson, Lufkin & Jenrette
            Securities Corp., 6.50% dated
            12/31/96, due 1/2/97, -- collaterized
            by $4,055,000 U.S. Treasury Notes,
            6.50%, 4/30/97; value, including
            accrued interest $4,115,026
            (COST $4,034,162)....................    4,034,162

           TOTAL INVESTMENTS --
             (COST $162,771,789)........ 98.5  %  165,205,769
           OTHER ASSETS AND
             LIABILITIES -- NET.........  1.5      2,507,800
           NET ASSETS --................ 100.0 % $167,713,569

Rule 144A securities are restricted as to resale to qualified institutional investors.

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES
(photo of certificates)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $162,771,789)...........................................................  $165,205,769
   Interest receivable...........................................................................................     2,598,887
   Receivable for Fund shares sold...............................................................................       412,019
   Other assets..................................................................................................        12,246
      Total assets...............................................................................................   168,228,921
LIABILITIES:
   Payable for Fund shares purchased.............................................................................       304,291
   Accrued expenses and other liabilities........................................................................       125,145
   Accrued advisory fee..........................................................................................        77,286
   Accrued administration fee....................................................................................         7,560
   Distribution fee payable......................................................................................         1,070
      Total liabilities..........................................................................................       515,352
NET ASSETS.......................................................................................................  $167,713,569
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $168,846,430
   Undistributed net investment income...........................................................................       120,662
   Accumulated net realized loss on investment transactions......................................................    (3,687,503)
   Net unrealized appreciation of investments....................................................................     2,433,980
      Net assets.................................................................................................  $167,713,569
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
Class A Shares ($3,133,305 divided by 306,302 shares of beneficial interest outstanding).........................  $      10.23
Sales charge -- 3.25% of offering price..........................................................................           .34
      Maximum offering price.....................................................................................  $      10.57
Class B Shares ($786,272 divided by 76,896 shares of beneficial interest outstanding)............................  $      10.23
Class C Shares ($25,851 divided by 2,527 shares of beneficial interest outstanding)..............................  $      10.23
Class Y Shares ($163,768,141 divided by 16,009,340 shares of beneficial interest outstanding)....................  $      10.23

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                            STATEMENT OF OPERATIONS
(photo of certificates)
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest (net of foreign withholding taxes of $5,062)..............................................             $5,623,609
EXPENSES:
   Advisory fee.......................................................................................  $502,880
   Administrative personnel and services fees.........................................................    39,199
   Distribution fee -- Class A Shares.................................................................     3,192
   Distribution fee -- Class B Shares.................................................................     2,188
   Shareholder services fee -- Class B Shares.........................................................       729
   Distribution fee -- Class C Shares.................................................................        96
   Shareholders services fee -- Class C Shares........................................................        32
   Registration and filing fees.......................................................................    62,795
   Custodian fee......................................................................................    42,451
   Transfer agent fee.................................................................................    31,948
   Reports and notices to shareholders................................................................    30,351
   Professional fees..................................................................................    20,726
   Amortization of organization expenses..............................................................     1,497
   Insurance..........................................................................................     1,296
   Trustees' fees and expenses........................................................................     1,296
   Miscellaneous......................................................................................     1,175
                                                                                                         741,851
   Less: Advisory fee waiver and expense reimbursements...............................................   (64,044)
      Net expenses....................................................................................                677,807
Net investment income.................................................................................              4,945,802
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions.......................................................               (784,764)
   Net change in unrealized appreciation (depreciation) of investments................................              2,933,924
Net gain on investments...............................................................................              2,149,160
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..................................................             $7,094,962

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
(photo of certificates)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              SIX MONTHS
                                                                                                 ENDED           TEN MONTHS
                                                                                           DECEMBER 31, 1996       ENDED
                                                                                              (UNAUDITED)      JUNE 30, 1996*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.................................................................    $   4,945,802      $   5,797,073
   Net realized gain (loss) on investment transactions...................................         (784,764)           314,598
   Net change in unrealized appreciation (depreciation) of investments...................        2,933,924         (3,327,986)
      Net increase in net assets resulting from operations...............................        7,094,962          2,783,685
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares........................................................................          (88,650)           (35,386)
   Class B Shares........................................................................          (14,350)            (2,841)
   Class C Shares........................................................................             (624)              (169)
   Class Y Shares........................................................................       (4,809,108)        (5,670,902)
      Total distributions to shareholders................................................       (4,912,732)        (5,709,298)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.............................................................       23,414,562         38,531,458
   Proceeds from shares issued in acquisition of Evergreen Managed Bond Fund.............               --         79,773,557
   Proceeds from reinvestment of distributions...........................................        3,538,200          4,544,198
   Payment for shares redeemed...........................................................      (22,604,907)       (54,860,961)
      Net increase resulting from Fund share transactions................................        4,347,855         67,988,252
         Net increase in net assets......................................................        6,530,085         65,062,639
NET ASSETS:
   Beginning of period...................................................................      161,183,484         96,120,845
   End of period (including undistributed net investment income of $120,662 and $87,592,
     respectively).......................................................................    $ 167,713,569      $ 161,183,484

* The Fund changed its fiscal year end from August 31 to June 30, resulting in a ten-month period.

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                            CLASS A, B AND C SHARES
                              FINANCIAL HIGHLIGHTS
 (photo of certificates)

                                                                                                                      CLASS C
                                                          CLASS A SHARES                    CLASS B SHARES             SHARES
                                                 SIX MONTHS     TEN        MAY 2,     SIX MONTHS     JANUARY 30,     SIX MONTHS
                                                   ENDED       MONTHS      1995*        ENDED           1996*          ENDED
                                                DECEMBER 31,   ENDED      THROUGH    DECEMBER 31,      THROUGH      DECEMBER 31,
                                                    1996      JUNE 30,   AUGUST 31,      1996          JUNE 30,         1996
                                                (UNAUDITED)    1996#        1995     (UNAUDITED)        1996#       (UNAUDITED)
PER SHARE DATA:
Net asset value, beginning of period...........    $10.10      $10.30       $9.98       $10.10          $10.68         $10.10
Income (loss) from investment operations:
  Net investment income........................       .30         .48         .18          .25             .20            .25
  Net realized and unrealized gain (loss) on
    investments................................       .13        (.20)        .33          .13            (.58)           .13
    Total from investment operations...........       .43         .28         .51          .38            (.38)           .38
Less distributions to shareholders from net
  investment income............................      (.30)       (.48)       (.19)        (.25)           (.20)          (.25)
Net asset value, end of period.................    $10.23      $10.10      $10.30       $10.23          $10.10         $10.23
TOTAL RETURN+..................................      4.3%        2.7%        5.2%         3.8%           (3.5%)          3.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......    $3,133      $2,943        $160         $786            $402            $26
Ratios to average net assets:
  Expenses**...................................      .84%        .82%        .80%        1.81%           1.80%          1.80%
  Net investment income**......................     5.87%       6.30%       5.53%        4.93%           5.18%          4.91%
Portfolio turnover rate........................       38%         52%         73%          38%             52%            38%


                                                   APRIL 29,
                                                     1996*
                                                    THROUGH
                                                    JUNE 30,
                                                     1996#
PER SHARE DATA:
Net asset value, beginning of period...........      $10.15
Income (loss) from investment operations:
  Net investment income........................         .08
  Net realized and unrealized gain (loss) on
    investments................................        (.05)
    Total from investment operations...........         .03
Less distributions to shareholders from net
  investment income............................        (.08)
Net asset value, end of period.................      $10.10
TOTAL RETURN+..................................         .3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)......         $25
Ratios to average net assets:
  Expenses**...................................       1.80%
  Net investment income**......................       5.30%
Portfolio turnover rate........................         52%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from August 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.

** Annualized and net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                                                      CLASS C
                                                          CLASS A SHARES                    CLASS B SHARES             SHARES
                                                 SIX MONTHS     TEN        MAY 2,     SIX MONTHS     JANUARY 30,     SIX MONTHS
                                                   ENDED       MONTHS      1995*        ENDED           1996*          ENDED
                                                DECEMBER 31,   ENDED      THROUGH    DECEMBER 31,      THROUGH      DECEMBER 31,
                                                    1996      JUNE 30,   AUGUST 31,      1996          JUNE 30,         1996
                                                (UNAUDITED)    1996#        1995     (UNAUDITED)        1996#       (UNAUDITED)
Expenses.......................................     1.16%       1.10%       1.38%        1.96%           1.89%          1.95%
Net investment income..........................     5.55%       6.02%       4.95%        4.78%           5.09%          4.76%


                                                   APRIL 29,
                                                     1996*
                                                    THROUGH
                                                    JUNE 30,
                                                     1996#
Expenses.......................................       1.88%
Net investment income..........................       5.22%

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM BOND FUND
                                 CLASS Y SHARES
(photo of certificates)
                              FINANCIAL HIGHLIGHTS

                                                                      SIX MONTHS     TEN
                                                                        ENDED       MONTHS
                                                                     DECEMBER 31,   ENDED
                                                                         1996      JUNE 30,       YEAR ENDED AUGUST 31,
                                                                     (UNAUDITED)    1996#       1995       1994      1993
PER SHARE DATA:
Net asset value, beginning of period................................    $10.10       $10.29      $9.93     $10.99    $10.56
Income (loss) from investment operations:
  Net investment income.............................................       .30          .48        .56        .55       .63
  Net realized and unrealized gain (loss) on investments............       .13         (.19)       .40       (.86)      .66
    Total from investment operations................................       .43          .29        .96       (.31)     1.29
Less distributions to shareholders from:
  Net investment income.............................................      (.30)        (.48)      (.56)      (.55)     (.64)
  Net realized gains................................................        --           --       (.04)      (.20)     (.22)
    Total distributions.............................................      (.30)        (.48)      (.60)      (.75)     (.86)
Net asset value, end of period......................................    $10.23       $10.10     $10.29      $9.93    $10.99
TOTAL RETURN+.......................................................      4.3%         2.8%      10.1%      (2.9%)    12.9%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................  $163,768     $157,814    $95,961    $91,724   $86,892
Ratios to average net assets:
  Expenses**........................................................      .80%++       .80%++     .69%       .55%      .55%
  Net investment income**...........................................     5.91%++      5.75%++    5.63%      5.32%     5.93%
Portfolio turnover rate.............................................       38%          52%        73%        69%       49%

                                                                      NOVEMBER 1,
                                                                         1991*
                                                                        THROUGH
                                                                      AUGUST 31,
                                                                         1992
PER SHARE DATA:
Net asset value, beginning of period................................     $10.00
Income (loss) from investment operations:
  Net investment income.............................................        .55
  Net realized and unrealized gain (loss) on investments............        .55
    Total from investment operations................................       1.10
Less distributions to shareholders from:
  Net investment income.............................................       (.54)
  Net realized gains................................................         --
    Total distributions.............................................       (.54)
Net asset value, end of period......................................     $10.56
TOTAL RETURN+.......................................................      11.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................    $66,695
Ratios to average net assets:
  Expenses**........................................................       .55%++
  Net investment income**...........................................      6.49%++
Portfolio turnover rate.............................................        65%

*  Commencement of class operations.

#  The Fund changed its fiscal year end from August 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                          CLASS Y SHARES
                                                                       SIX MONTHS     TEN
                                                                         ENDED       MONTHS
                                                                      DECEMBER 31,   ENDED
                                                                          1996      JUNE 30,       YEAR ENDED AUGUST 31,
                                                                      (UNAUDITED)    1996#       1995       1994      1993
Expenses.............................................................      .95%        .87%        .83%       .83%      .83%
Net investment income................................................     5.76%       5.68%       5.49%      5.04%     5.65%


                                                                       NOVEMBER 1,
                                                                          1991*
                                                                         THROUGH
                                                                       AUGUST 31,
                                                                          1992
Expenses.............................................................       .86%
Net investment income................................................      6.18%

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND
    (photo of monument)
A REPORT FROM YOUR
PORTFOLIO MANAGER
L. ROBERT CHESHIRE

   We are pleased to present the Semiannual Report for Evergreen   (photo of
Intermediate-Term Government Securities Fund. The Fund's total   (L. Robert
return (Class Y, no-load shares) for the six-month period ended   Cheshire)
December 31, 1996, was 3.71%*. This return exceeded that for the Lipper Short-Intermediate U.S. Government Funds average of the
96 short-intermediate government funds tracked by Lipper
Analytical Services during that time**. The six-month total return at net asset value for the Fund's Class A shares was 3.69%*.
   In our 1996 Annual Report in June, we wrote that "we expect a better environment for the fixed income markets over the next six months". Six months later, we are pleased to report that the market indeed rallied during the latter half of calendar 1996 and provided investors with above-average returns. Several positive economic components contributed to the bond market's recovery. Mini-cycles in our economy have replaced the more extreme fluctuations in the past, and have resulted in more stable inflation and interest rates. Additionally, as the final half of the year wore on, investors' fears of an overly rapid economic expansion were calmed as data surfaced which forecasted a healthy, yet slower growth rate. Although fourth quarter Gross Domestic Product was up 4.7%, projections for the coming quarters are in the more modest 1.0% to 2.0% range. An environment of low inflation and steady growth resulted in an uneventful half for the Federal Reserve as they neither raised nor lowered interest rates. Mirroring the second-half rally, the yield for the benchmark thirty-year U.S. Treasury Bond, jumped as high as 7.2% in July then declined to the 6.3% range before settling back to 6.6% by December 31.
   We look for the bond market to continue its healthy recovery in 1997. As we anticipate a slower economy to carry through the first half, we believe interest rates should stabilize or decline. Looking ahead, our strategy for the Fund is to moderately shift toward a more neutral stance in relation to its benchmark index. In doing so, we also look to increase the Fund's yield-to-maturity. In order to seek a higher yield, the Fund will strive to increase its mortgage-backed holdings with securities in that sector which also minimize prepayment risk. Due to the market's current uncertainty, we will wait for developments to surface before making any significant changes in the portfolio. For now, a neutral weighting should help protect the Fund's investors from any turbulent fluctuations in the market.
   Thank you for your investment in Evergreen Intermediate-Term Government Securities Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CLASS A SHARES ARE SUBJECT TO A MAXIMUM 3.25% FRONT-END SALES CHARGE WHICH IS NOT REFLECTED IN THE PERFORMANCE FIGURE ABOVE.

   0.32% IS THE SIX-MONTH TOTAL RETURN ENDED 12/31/96 FOR THE FUND'S CLASS A SHARES WITH THE MAXIMUM 3.25% FRONT-END SALES CHARGE. THE FUND ALSO OFFERS CLASS B SHARES WHICH ARE SUBJECT TO A MAXIMUM 5% CONTINGENT DEFERRED SALES CHARGE, AND CLASS C SHARES WHICH ARE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE WITHIN THE FIRST YEAR OF PURCHASE. PERFORMANCE FOR THESE CLASSES OF SHARES MAY BE DIFFERENT.

** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
   INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND
                            STATEMENT OF INVESTMENTS
(photo of monument)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                               VALUE
 MORTGAGE BACKED SECURITIES -- 17.0%
 $ 5,000    Federal Home Loan Mortgage Corp.,
            5.60%, 2/15/13........................ $ 4,969,095
   4,686    Federal Home Loan Mortgage Corp. Gold,
            9.00%, 1/1/17.........................   5,013,581
   3,843    Federal National Mortgage Assn.,
            7.00%, 3/1/24.........................   3,778,449
   1,000    U.S. Department of Veteran Affairs,
            7.00%, 5/15/12........................   1,000,313
              TOTAL MORTGAGE BACKED SECURITIES
                 (COST $14,652,601)...............  14,761,438
 U. S. AGENCY OBLIGATIONS -- 8.7%
   1,300    Federal Home Loan Bank,
            8.60%, 1/25/00........................   1,387,603
            Federal National Mortgage Assn.,
   2,000    7.50%, 2/11/02........................   2,094,750
   2,000    7.875%, 2/24/05.......................   2,157,046
   2,000    Tennessee Valley Authority,
            6.375%, 6/15/05.......................   1,966,058
              TOTAL U. S. AGENCY OBLIGATIONS
                 (COST $7,360,505)................   7,605,457
 U. S. TREASURY NOTES -- 70.8%
   7,000    5.50%, 2/28/99........................   6,940,934
   5,500    6.00%, 8/31/97........................   5,506,875
   3,400    6.00%, 9/30/98........................   3,405,311
   4,000    6.375%, 7/15/99.......................   4,038,748
   2,000    6.50%, 5/15/97........................   2,006,874
   3,000    6.50%, 4/30/99........................   3,035,625
   4,500    6.50%, 5/15/05........................   4,533,750
   4,000    6.625%, 6/30/01.......................   4,065,000

PRINCIPAL
 AMOUNT
  (000)                                               VALUE
 U. S. TREASURY NOTES -- CONTINUED
 $ 3,000    6.75%, 4/30/00........................ $ 3,058,125
   3,000    7.25%, 2/15/98........................   3,041,250
   2,000    7.25%, 5/15/04........................   2,105,624
   4,100    7.50%, 10/31/99.......................   4,253,750
   2,000    7.50%, 11/15/01.......................   2,106,250
   2,000    7.50%, 5/15/02........................   2,115,624
   3,250    7.50%, 2/15/05........................   3,477,500
   1,700    7.875%, 4/15/98.......................   1,740,375
   3,500    7.875%, 11/15/04......................   3,820,467
   1,000    8.00%, 1/15/97........................   1,000,625
   1,300    8.50%, 11/15/00.......................   1,404,405
              TOTAL U. S. TREASURY NOTES
                 (COST $61,316,890)...............  61,657,112
 REPURCHASE AGREEMENT -- 2.2%
   1,938    Donaldson, Lufkin & Jenrette
            Securities Corp., 6.50% dated
            12/31/96, due 1/2/97,
            -- collateralized by $1,141,000 U.S.
            Treasury Notes, 6.50%, 4/30/97 and
            $756,000 U.S. Treasury Notes, 8.00%,
            5/15/01; value including accrued
            interest $1,977,768
                 (COST $1,938,352)................   1,938,352

              TOTAL INVESTMENTS --
                (COST $85,268,348).......  98.7%   85,962,359
              OTHER ASSETS AND
                LIABILITIES -- NET.......   1.3     1,114,340
                NET ASSETS --............ 100.0%  $87,076,699

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND
                      STATEMENT OF ASSETS AND LIABILITIES
(photo of monument)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $85,268,348).............................................................  $85,962,359
   Interest receivable............................................................................................    1,192,346
   Other assets...................................................................................................       39,508
   Receivable for Fund shares sold................................................................................        4,028
         Total assets.............................................................................................   87,198,241
LIABILITIES:
   Due to custodian bank..........................................................................................        1,083
   Accrued expenses and other liabilities.........................................................................       54,526
   Accrued advisory fee...........................................................................................       37,021
   Payable for Fund shares repurchased............................................................................       25,381
   Accrued administration fee.....................................................................................        2,825
   Distribution fee payable.......................................................................................          706
         Total liabilities........................................................................................      121,542
NET ASSETS........................................................................................................  $87,076,699
NET ASSETS CONSIST OF:
   Paid-in capital................................................................................................  $88,190,497
   Undistributed net investment income............................................................................       60,455
   Accumulated net realized loss on investment transactions.......................................................   (1,868,264)
   Net unrealized appreciation of investments.....................................................................      694,011
         Net assets...............................................................................................  $87,076,699
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($598,703 divided by 59,370 shares of beneficial interest outstanding)..........................  $     10.08
   Sales charge -- 3.25% of offering price........................................................................          .34
         Maximum offering price...................................................................................  $     10.42
   Class B Shares ($665,421 divided by 66,009 shares of beneficial interest outstanding)..........................  $     10.08
   Class C Shares ($31,382 divided by 3,113 shares of beneficial interest outstanding)............................  $     10.08
   Class Y Shares ($85,781,193 divided by 8,506,055 shares of beneficial interest outstanding)....................  $     10.08

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND
                            STATEMENT OF OPERATIONS
(photo of monument)
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest..........................................................................................             $ 2,808,484
EXPENSES:
   Advisory fee......................................................................................  $265,958
   Administrative personnel and services fees........................................................    20,526
   Distribution fee -- Class A Shares................................................................     1,326
   Distribution fee -- Class B Shares................................................................     1,955
   Shareholder services fee -- Class B Shares........................................................       652
   Distribution fee -- Class C Shares................................................................       122
   Shareholder services fee -- Class C Shares........................................................        41
   Registration and filing fees......................................................................    47,661
   Custodian fee.....................................................................................    25,356
   Transfer agent fee................................................................................    17,730
   Professional fees.................................................................................    15,252
   Reports and notices to shareholders...............................................................     4,766
   Amortization of organization expenses.............................................................     1,351
   Insurance.........................................................................................       953
   Trustees' fees and expenses.......................................................................       953
   Miscellaneous.....................................................................................       953
                                                                                                        405,555
   Less: Advisory fee waiver and expense reimbursements..............................................   (47,031)
      Net expenses...................................................................................                 358,524
Net investment income................................................................................               2,449,960
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investment transactions......................................................                 313,097
   Net increase in unrealized appreciation of investments............................................                 442,982
Net gain on investments..............................................................................                 756,079
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................................             $ 3,206,039

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                                SECURITIES FUND
(photo of monument)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED
                                                                                               DECEMBER 31,      TEN MONTHS
                                                                                                   1996             ENDED
                                                                                               (UNAUDITED)     JUNE 30, 1996*
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income....................................................................   $   2,449,960    $   4,606,598
   Net realized gain on investment transactions.............................................         313,097           11,468
   Net change in unrealized appreciation (depreciation) of investments......................         442,982       (1,507,190)
      Net increase in net assets resulting from operations..................................       3,206,039        3,110,876
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares...........................................................................         (15,514)         (23,774)
   Class B Shares...........................................................................         (11,711)          (2,363)
   Class C Shares...........................................................................            (756)            (255)
   Class Y Shares...........................................................................      (2,378,856)      (4,562,840)
      Total distributions to shareholders...................................................      (2,406,837)      (4,589,232)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold................................................................       5,756,681       13,828,502
   Proceeds from reinvestment of distributions..............................................       2,543,029        4,095,518
   Payment for shares redeemed..............................................................      (9,915,604)     (34,626,524)
      Net decrease resulting from Fund share transactions...................................      (1,615,894)     (16,702,504)
         Net decrease in net assets.........................................................        (816,692)     (18,180,860)
NET ASSETS:
   Beginning of period......................................................................      87,893,391      106,074,251
   End of period (including undistributed net investment income of
      $60,455 and $17,332, respectively)....................................................   $  87,076,699    $  87,893,391

* The Fund changed its fiscal year end from August 31 to June 30, resulting in a ten-month period.

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                   SECURITIES FUND -- CLASS A, B AND C SHARES
(photo of monument)
                              FINANCIAL HIGHLIGHTS

                                                                 CLASS A SHARES                    CLASS B SHARES
                                                          SIX                                    SIX
                                                         MONTHS        TEN        MAY 2,        MONTHS      FEBRUARY 9,
                                                         ENDED        MONTHS      1995*         ENDED          1996*
                                                      DECEMBER 31,    ENDED      THROUGH     DECEMBER 31,     THROUGH
                                                          1996       JUNE 30,   AUGUST 31,       1996        JUNE 30,
                                                      (UNAUDITED)     1996#        1995      (UNAUDITED)       1996#
PER SHARE DATA:
Net asset value, beginning of period..................     $9.99      $10.15       $9.95         $9.99         $10.38
Income (loss) from investment operations:
  Net investment income...............................       .28         .46         .19           .23            .18
  Net realized and unrealized gain (loss) on
    investments.......................................       .08        (.16)        .20           .09           (.39)
    Total from investment operations..................       .36         .30         .39           .32           (.21)
Less distributions to shareholders from net
  investment income...................................      (.27)       (.46)       (.19)         (.23)          (.18)
Net asset value, end of period........................    $10.08       $9.99      $10.15        $10.08          $9.99
TOTAL RETURN+.........................................      3.7%        3.0%        3.9%          3.2%          (2.0%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).............      $599        $497          $9          $665           $359
Ratios to average net assets:
  Expenses**..........................................      .84%        .81%        .80%         1.81%          1.80%
  Net investment income**.............................     5.50%       5.49%       5.42%         4.56%          4.62%
Portfolio turnover rate...............................       29%         28%         45%           29%            28%

                                                             CLASS C SHARES
                                                            SIX
                                                           MONTHS      APRIL 10
                                                           ENDED         1996*
                                                        DECEMBER 31,    THROUGH
                                                            1996       JUNE 30,
                                                        (UNAUDITED)      1996#
PER SHARE DATA:
Net asset value, beginning of period..................      $9.99        $10.01
Income (loss) from investment operations:
  Net investment income...............................        .22           .11
  Net realized and unrealized gain (loss) on
    investments.......................................        .10          (.02)
    Total from investment operations..................        .32           .09
Less distributions to shareholders from net
  investment income...................................       (.23)         (.11)
Net asset value, end of period........................     $10.08         $9.99
TOTAL RETURN+.........................................       3.2%           .9%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).............        $31           $32
Ratios to average net assets:
  Expenses**..........................................      1.80%         1.80%
  Net investment income**.............................      4.53%         4.47%
Portfolio turnover rate...............................        29%           28%

 * Commencement of class operations.

 # The Fund changed its fiscal year end from August 31 to June 30.

 + Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge or contingent deferred sales charges are not reflected.

** Annualized and net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                 CLASS A SHARES                    CLASS B SHARES
                                                          SIX                                    SIX
                                                         MONTHS        TEN        MAY 2,        MONTHS      FEBRUARY 9,
                                                         ENDED        MONTHS      1995*         ENDED          1996*
                                                      DECEMBER 31,    ENDED      THROUGH     DECEMBER 31,     THROUGH
                                                          1996       JUNE 30,   AUGUST 31,       1996        JUNE 30,
                                                      (UNAUDITED)     1996#        1995      (UNAUDITED)       1996#
Expenses..............................................     1.47%       1.06%       1.34%         2.01%         1.91%
Net investment income.................................     4.87%       5.24%       4.88%         4.36%         4.51%

                                                             CLASS C SHARES
                                                            SIX
                                                           MONTHS      APRIL 10
                                                           ENDED         1996*
                                                        DECEMBER 31,    THROUGH
                                                            1996       JUNE 30,
                                                        (UNAUDITED)      1996#
Expenses..............................................      2.00%        1.91%
Net investment income.................................      4.33%        4.36%

See accompanying notes to financial statements.

                     EVERGREEN INTERMEDIATE-TERM GOVERNMENT
                       SECURITIES FUND -- CLASS Y SHARES
(photo of monument)
                              FINANCIAL HIGHLIGHTS

                                                                          SIX
                                                                         MONTHS        TEN
                                                                         ENDED        MONTHS
                                                                      DECEMBER 31,    ENDED
                                                                          1996       JUNE 30,       YEAR ENDED AUGUST 31,
                                                                      (UNAUDITED)     1996#       1995       1994       1993
PER SHARE DATA:
Net asset value, beginning of period................................      $9.99        $10.15      $9.92     $10.61     $10.41
Income (loss) from investment operations:
  Net investment income.............................................        .28           .46        .55        .54        .57
  Net realized and unrealized gain (loss) on investments............        .09          (.16)       .23       (.64)       .24
    Total from investment operations................................        .37           .30        .78       (.10)       .81
Less distributions to shareholders from:
  Net investment income.............................................       (.28)         (.46)      (.55)      (.54)      (.58)
  Net realized gains................................................         --            --         --       (.05)      (.03)
    Total distributions.............................................       (.28)         (.46)      (.55)      (.59)      (.61)
Net asset value, end of period......................................     $10.08         $9.99     $10.15      $9.92     $10.61
TOTAL RETURN+.......................................................       3.7%          3.0%       8.2%      (1.0%)      8.0%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................    $85,781       $87,004   $106,066   $106,448   $119,172
Ratios to average net assets:
  Expenses**........................................................       .80%++        .80%++     .70%       .55%       .55%
  Net investment income**...........................................      5.53%++       5.47%++    5.54%      5.22%      5.48%
Portfolio turnover rate.............................................        29%           28%        45%        45%        31%


                                                                      NOVEMBER 1,
                                                                         1991*
                                                                        THROUGH
                                                                      AUGUST 31,
                                                                         1992
PER SHARE DATA:
Net asset value, beginning of period................................     $10.00
Income (loss) from investment operations:
  Net investment income.............................................        .48
  Net realized and unrealized gain (loss) on investments............        .40
    Total from investment operations................................        .88
Less distributions to shareholders from:
  Net investment income.............................................       (.47)
  Net realized gains................................................         --
    Total distributions.............................................       (.47)
Net asset value, end of period......................................     $10.41
TOTAL RETURN+.......................................................       9.1%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...........................    $87,648
Ratios to average net assets:
  Expenses**........................................................       .55%++
  Net investment income**...........................................      5.68%++
Portfolio turnover rate.............................................        47%

 * Commencement of class operations.

 # The Fund changed its fiscal year end from August 31 to June 30.

 + Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                                           CLASS Y SHARES
                                                                             SIX
                                                                            MONTHS         TEN
                                                                            ENDED         MONTHS
                                                                         DECEMBER 31,     ENDED
                                                                             1996        JUNE 30,     YEAR ENDED AUGUST 31,
                                                                         (UNAUDITED)      1996#      1995     1994     1993
Expenses..............................................................       1.01%          .87%      .84%     .82%     .83%
Net investment income.................................................       5.32%         5.40%     5.40%    4.95%    5.20%


                                                                        NOVEMBER 1,
                                                                           1991*
                                                                          THROUGH
                                                                         AUGUST 31,
                                                                            1992
Expenses..............................................................       .86%
Net investment income.................................................      5.37%

See accompanying notes to financial statements.

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND

(photo of Lincoln Memorial)

A REPORT FROM YOUR
PORTFOLIO MANAGER
TOM ELLIS

   We are pleased to present the Semiannual Report for the  (photo of
Evergreen Short-Intermediate Bond Fund for the six months    Tom Ellis)
ended December 31, 1996. The Fund's total return (Class Y, no-load shares) for this period was 4.30%*, which exceeded the return for the Lipper Short-Intermediate Investment Grade
Funds average of the 78 short-intermediate investment grade funds tracked by Lipper Analytical Services during that time**. The six-month total return at net asset value for the Fund's Class A shares was 4.25%*.
   In our Annual Report to you six months ago, we stated our belief that "the market is overreacting...(and) we remain positive on the bond market as we look toward the end of calendar year 1996". Six months later, we are pleased to report that the bond market finally settled down during the second half of 1996 and recaptured losses from a difficult first-half. Poor first-half performance was largely driven by concerns over a rapidly expanding economy and the potential of higher interest rates. Indicators which emerged throughout the final six months painted a picture of a healthy, yet moderating economy, and bonds advanced nicely as interest rates continued their steady decline. Full employment with low inflation and steady growth buoyed bond investors and, consistent with this fairly stable environment, the Federal Reserve stayed on the sidelines throughout the entire six-month period. The rally stumbled briefly in December as rates jumped, but when the smoke cleared, bond investors were rewarded with solid returns. During this same period, the yield for the benchmark thirty-year U.S. Treasury bond jumped as high as 7.2% in July before settling back to 6.6% by December 31.
   Our optimistic outlook and strategic weightings in the Fund paid off as we recovered some earlier losses to post a positive total return in the fiscal first half. Portfolio duration was kept near that of the benchmark index to hedge any turbulent interest rate fluctuations. We decreased exposure to corporate bonds during the fourth quarter as yield spreads have continued to narrow. Conversely, we have increased our exposure to mortgage-backed securities as we feel they currently possess better value. Throughout the six-month period, returns were enhanced by asset-backed securities such as home-equity loans which continued to be excellent performers. Lastly, we continued to increase the callable agencies in the portfolio which have performed well in the current market environment which has been range-bound all year.
   Thank you for your investment in Evergreen Short-Intermediate Bond Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
   CLASS A SHARES ARE SUBJECT TO A MAXIMUM 3.25% FRONT-END SALES CHARGE WHICH IS NOT REFLECTED IN THE PERFORMANCE FIGURE ABOVE.
   0.91% IS THE SIX-MONTH TOTAL RETURN ENDED 12/31/96 FOR THE FUND'S CLASS A SHARES WITH THE MAXIMUM 3.25% FRONT-END SALES CHARGE.
   THE FUND ALSO OFFERS CLASS B SHARES WHICH ARE SUBJECT TO A MAXIMUM 5% CONTINGENT DEFERRED SALES CHARGE, AND CLASS C SHARES WHICH ARE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE WITHIN THE FIRST YEAR OF PURCHASE. PERFORMANCE FOR THESE CLASSES OF SHARES MAY BE DIFFERENT.
** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
   INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER.

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
                            STATEMENT OF INVESTMENTS
(photo of Lincoln Memorial)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT
   (000)                                            VALUE
ASSET-BACKED SECURITIES -- 11.8%
$     5,095    Advanta Home Equity Loan Trust,
               7.20%, 11/25/08.................. $  5,164,956
        685    Bank of West Trust,
               9.50%, 2/15/05...................      693,063
      1,750    Case Equipment Loan Trust,
               6.45%, 9/15/02...................    1,727,460
        117    CIT Group Holdings, Inc.,
               4.70%, 6/15/18...................      117,165
      2,000    EQCC Home Equity Loan Trust,
               5.82%, 9/15/09...................    1,974,900
      3,926    FCC Grantor Trust,
               9.00%, 7/15/97...................    3,953,157
      2,927    First Bank Auto Receivable,
               8.30%, 1/15/00...................    2,986,613
      4,626    First Security Auto Grantor
               Trust,
               6.25%, 1/15/01...................    4,657,480
      1,123    Fleet Financial Home Equity
               Trust,
               6.70%, 1/16/06 - 10/16/06........    1,128,972
      7,390    Fleetwood Credit Grantor Trust,
               4.95%, 8/15/08...................    7,242,843
      7,500    Household Affinity Credit Card
               Master Trust,
               7.20%, 12/15/99..................    7,606,275
        646    Jayhawk Funding Trust I,
               5.925%, 9/15/99, 144A............      646,783
      1,483    SCFC Recreational Vehicle Loan
               Trust,
               7.25%, 9/15/06...................    1,492,191
               Western Financial Grantor Trust,
      6,301    5.875%, 3/1/02...................    6,292,092
      2,863    6.20%, 2/1/02....................    2,872,237
                 TOTAL ASSET-BACKED SECURITIES
                    (COST $48,483,549)..........   48,556,187
CORPORATE BONDS -- 27.0%
               BANKS -- 6.9%
      3,400    Abbey National Plc,
               6.69%, 10/17/05..................    3,379,304
      3,350    Amsouth Bancorporation,
               6.75%, 11/1/25...................    3,299,435
      3,000    Cenfed Financial Corp.,
               11.17%, 12/15/01, 144A...........    3,300,000
               First Chicago Corp.,
      4,000    9.00%, 6/15/99...................    4,240,628
      2,000    9.20%, 12/17/01..................    2,212,448
      5,000    First Security Corp.,
               6.40%, 2/10/03...................    4,866,795
      6,000    National Bank of Canada,
               8.125%, 8/15/04..................    6,383,310
        500    Security Pacific Corp.,
               10.45%, 5/8/01...................      568,874
                                                   28,250,794

 PRINCIPAL
   AMOUNT
   (000)                                            VALUE
CORPORATE BONDS -- CONTINUED
               ENERGY -- .5%
$     2,000    Ras Laffan Liquefied Natural Gas,
               7.628%, 9/15/06, 144A............ $  2,018,446
               FINANCE & INSURANCE -- 18.1%
      2,000    American Express Credit Corp.,
               6.25%, 8/10/05...................    1,986,562
      3,000    Associated P&C Holdings, Inc.,
               6.75%, 7/15/03, 144A.............    2,912,439
      3,000    Bear Stearns Co., Inc.,
               7.625%, 4/15/00..................    3,097,611
     10,000    Chrysler Buildings,
               9.125%, 5/1/99...................   10,524,430
      1,000    Horace Mann Educators Corp.,
               6.625%, 1/15/06..................      964,923
      5,250    Household Finance Corp.,
               6.70%, 6/15/02...................    5,242,199
               Lehman Brothers Holdings, Inc.,
      5,000    6.625%, 11/15/00.................    4,967,490
      2,500    6.84%, 10/7/99...................    2,514,340
      5,000    8.875%, 3/1/02...................    5,391,920
               Metropolitan Life Insurance Co.,
      5,000    6.30%, 11/1/03, 144A.............    4,840,985
      5,000    7.00%, 11/1/05, 144A.............    4,970,155
      5,000    Money Store, Inc.,
               7.88%, 9/15/00...................    5,107,950
      1,000    Morgan Stanley Group, Inc.,
               9.40%, 3/5/98....................    1,038,210
      6,000    Progressive Corp., Ohio,
               6.60%, 1/15/04...................    5,863,518
               Salomon Brothers, Inc.,
      1,800    8.57%, 3/10/97...................    1,808,786
      9,000    9.01%, 5/1/97....................    9,091,755
      4,000    Traveler's Group, Inc.,
               6.875%, 6/1/25...................    4,016,068
                                                   74,339,341
               INDUSTRIAL SPECIALTY PRODUCTS &
               SERVICES -- 1.3%
      5,000    Boral Limited Australia Co.,
               7.90%, 11/19/99, 144A............    5,192,225
               SOVEREIGN GOVERNMENT -- .2%
        900    New Brunswick Province CDA,
               7.125%, 10/1/02..................      923,597
                 TOTAL CORPORATE BONDS
                    (COST $111,408,473).........  110,724,403

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)

(photo of Lincoln Memorial)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT
   (000)                                            VALUE
MORTGAGE BACKED SECURITIES -- 26.8%
               AFC Home Equity Loan Trust,
$     1,036    6.60%, 10/26/26.................. $  1,039,515
        404    8.05%, 4/27/26...................      409,046
      3,150    Chase Commercial Mortgage
               Security Corp.,
               6.90%, 12/31/99..................    3,095,859
      3,356    CMC Securities Corp.,
               10.00%, 7/25/23..................    3,559,344
               Federal Home Loan Mortgage Corp.,
      1,913    6.75%, 2/15/04...................    1,921,804
      4,000    6.80%, 10/15/05..................    4,033,240
     10,000    7.40%, 10/15/05..................   10,145,560
        437    10.50%, 9/1/15...................      482,834
               Federal Housing Administration-
               Puttable Project Loans,
      4,044    GMAC 56,
               7.43%, 11/1/22...................    4,115,858
      6,327    Merrill Lynch 199,
               8.43%, 2/1/20....................    6,644,364
      2,980    Reilly 18,
               6.875%, 4/1/15...................    2,979,565
      1,582    Reilly 55,
               7.43%, 3/1/24....................    1,610,878
     10,389    Reilly 64,
               7.43%, 1/1/24....................   10,554,214
      5,372    USGI E1,
               7.43%, 7/1/22....................    5,466,196
               Federal National Mortgage Assn.,
      3,726    6.23%, 12/25/25..................    3,738,720
      2,100    8.00%, 11/25/06..................    2,167,177
      9,000    8.10%, 4/25/25...................    9,293,238
         39    14.00%, 6/1/11...................       45,499
      1,934    GCC Second Mortgage Trust,
               10.00%, 7/15/05..................    2,010,490
      5,829    Government National Mortgage
               Assn.,
               7.50%, 11/20/08..................    5,920,739
      4,000    Kidder Peabody Acceptance Corp.,
               1994-C1A
               6.65%, 2/1/06....................    4,013,125
      2,500    Potomac Gurnee Finance Corp.,
               7.003%, 12/21/26.................    2,505,078
 PRINCIPAL
   AMOUNT
   (000)                                            VALUE
               Prudential Home Mortgage
               Securities,
$     7,973    6.30%, 5/25/99................... $  7,966,083
      4,789    6.50%, 10/25/08..................    4,650,722
      4,727    Prudential Securities Secured
               Financing Corp.,
               8.12%, 2/17/25...................    4,905,886
         62    Resolution Trust Corp.,
               7.00%, 2/15/04...................       62,324
      6,798    Saxon Mortgage Securities Corp.,
               7.375%, 9/25/23..................    6,855,113
                 TOTAL MORTGAGE BACKED
                    SECURITIES
                    (COST $109,082,759).........  110,192,471
U.S. AGENCY OBLIGATIONS -- 11.6%
               Federal Home Loan Banks,
      9,275    6.075%, 7/2/97...................    9,278,478
      3,000    6.80%, 8/2/00....................    3,003,408
      6,000    7.045%, 8/13/01..................    6,023,004
      4,850    7.125%, 7/2/99...................    4,856,771
               Federal Home Loan Mortgage Corp.,
      2,000    6.97%, 6/16/05...................    1,988,226
      2,945    7.30%, 7/30/01...................    2,972,753
      2,200    7.99%, 3/23/05...................    2,238,016
               Federal National Mortgage Assn.,
      1,500    5.30%, 8/25/98...................    1,486,956
        500    6.00%, 12/15/00..................      493,395
      7,500    6.64%, 6/19/00...................    7,559,857
      5,000    7.11%, 8/7/01....................    5,040,455
      2,500    7.65%, 5/4/05....................    2,548,298
                 TOTAL U.S. AGENCY OBLIGATIONS
                    (COST $47,388,072)..........   47,489,617
U.S. TREASURY OBLIGATIONS -- 19.8%
               U.S. Treasury Notes,
      7,000    5.75%, 8/15/03...................    6,792,184
      2,000    6.375%, 9/30/01..................    2,011,874
     20,500    6.50%, 8/15/05...................   20,647,334
      2,075    6.50%, 10/15/06..................    2,087,319
      2,000    6.875%, 5/15/06..................    2,062,500
     14,980    7.00%, 7/15/06...................   15,569,837
      2,000    7.125%, 9/30/99..................    2,055,000
     11,000    7.75%, 11/30/99..................   11,491,557
     17,400    8.875%, 2/15/99..................   18,411,375
                 TOTAL U.S. TREASURY OBLIGATIONS
                    (COST $81,927,487)..........   81,128,980

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
                    STATEMENT OF INVESTMENTS -- (CONTINUED)
(photo of Lincoln Memorial)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

 PRINCIPAL
   AMOUNT
   (000)                                            VALUE
REPURCHASE AGREEMENT -- .7%
$     3,033    Donaldson, Lufkin & Jenrette
               Securities Corp., 6.50% dated
               12/31/96, due 1/2/97 --
               collateralized by $3,049,000 U.S.
               Treasury Notes, 6.50%, 4/30/97;
               value, including accrued interest
               $3,094,134
               (COST $3,033,068)................ $  3,033,068

              TOTAL INVESTMENTS --
                (COST $401,323,408)..... 97.7  %  401,124,726
              OTHER ASSETS AND
                LIABILITIES -- NET......  2.3      9,648,042
              NET ASSETS --............. 100.0 % $410,772,768

Rule 144A securities are restricted as to resale to qualified institutional investors.

See accompanying notes to financial statements.

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
                      STATEMENT OF ASSETS AND LIABILITIES

(photo of Lincoln Memorial)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $401,323,408)...........................................................  $401,124,726
   Interest receivable...........................................................................................     6,040,920
   Receivable for Fund shares sold...............................................................................     5,048,569
   Prepaid expenses..............................................................................................        22,569
         Total assets............................................................................................   412,236,784
LIABILITIES:
   Payable for Fund shares repurchased...........................................................................     1,126,460
   Accrued advisory fee..........................................................................................       174,542
   Accrued expenses..............................................................................................       126,906
   Distribution fee payable......................................................................................        19,924
   Accrued administration fee....................................................................................        16,184
         Total liabilities.......................................................................................     1,464,016
NET ASSETS.......................................................................................................  $410,772,768
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $425,489,970
   Undistributed net investment income...........................................................................        36,907
   Accumulated net realized loss on investment transactions......................................................   (14,555,427)
   Net unrealized depreciation of investments....................................................................      (198,682)
      Net assets.................................................................................................  $410,772,768
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($19,890,850 divided by 2,006,031 shares of beneficial interest outstanding)...................  $       9.92
   Sales charge -- 3.25% of offering price.......................................................................           .33
         Maximum offering price..................................................................................  $      10.25
   Class B Shares ($22,683,150 divided by 2,284,440 shares of beneficial interest outstanding)...................  $       9.93
   Class C Shares ($1,116,408 divided by 112,425 shares of beneficial interest outstanding)......................  $       9.93
   Class Y Shares ($367,082,360 divided by 37,034,055 shares of beneficial interest outstanding).................  $       9.91

See accompanying notes to financial statements.

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
                            STATEMENT OF OPERATIONS
(photo of Lincoln Memorial)
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.......................................................................................               $14,087,204
EXPENSES:
   Advisory fee...................................................................................  $1,001,093
   Administrative personnel and services fees.....................................................      92,663
   Distribution fee -- Class A Shares.............................................................       9,702
   Distribution fee -- Class B Shares.............................................................      82,609
   Shareholder services fee -- Class B Shares.....................................................      27,536
   Distribution fee -- Class C Shares.............................................................       3,952
   Shareholder services fee -- Class C Shares.....................................................       1,317
   Custodian fee..................................................................................      42,046
   Transfer agent fee.............................................................................      30,033
   Registration and filing fees...................................................................      28,031
   Reports and notices to shareholders............................................................      24,026
   Professional fees..............................................................................       8,009
   Insurance......................................................................................       6,007
   Trustees' fees and expenses....................................................................       2,002
   Miscellaneous..................................................................................       8,009
         Total expenses...........................................................................                 1,367,035
Net investment income.............................................................................                12,720,169
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions...................................................                  (565,002)
   Net change in unrealized depreciation of investments...........................................                 4,315,104
Net gain on investments...........................................................................                 3,750,102
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............................................               $16,470,271

See accompanying notes to financial statements.

                   EVERGREEN SHORT -- INTERMEDIATE BOND FUND
(photo of Lincoln Memorial)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED           YEAR
                                                                                               DECEMBER 31,      ENDED
                                                                                                   1996         JUNE 30,
                                                                                               (UNAUDITED)        1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.....................................................................  $ 12,720,169   $ 24,943,586
   Net realized loss on investments..........................................................      (565,002)    (4,715,061)
   Net change in unrealized depreciation of investments......................................     4,315,104     (2,841,758)
      Net increase in net assets resulting from operations...................................    16,470,271     17,386,767
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares............................................................................      (617,959)    (1,165,625)
   Class B Shares............................................................................      (600,378)    (1,059,184)
   Class C Shares............................................................................       (29,112)       (49,329)
   Class Y Shares............................................................................   (11,534,186)   (23,005,091)
      Total distributions to shareholders....................................................   (12,781,635)   (25,279,229)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.................................................................    60,437,269    170,338,605
   Proceeds from reinvestment of distributions...............................................     8,146,682     18,879,027
   Payment for shares redeemed...............................................................   (54,386,268)  (172,279,164)
      Net increase resulting from Fund share transactions....................................    14,197,683     16,938,468
         Net increase in net assets..........................................................    17,886,319      9,046,006
NET ASSETS:
   Beginning of period.......................................................................   392,886,449    383,840,443
   End of period (including undistributed net investment income of
      $36,907 and $98,373, respectively).....................................................  $410,772,768   $392,886,449

See accompanying notes to financial statements.

                  EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
                                 CLASS A SHARES

(photo of Lincoln Memorial)
                              FINANCIAL HIGHLIGHTS

                                                                              SIX MONTHS                             YEAR
                                                                                ENDED         YEAR     SIX MONTHS    ENDED
                                                                             DECEMBER 31,    ENDED       ENDED      DECEMBER
                                                                                 1996       JUNE 30,    JUNE 30,    31,
                                                                             (UNAUDITED)      1996       1995#       1994
PER SHARE DATA:
Net asset value, beginning of period........................................      $9.82      $10.02        $9.52     $10.42
Income (loss) from investment operations:
  Net investment income.....................................................        .31         .63          .32        .65
  Net realized and unrealized gain (loss) on investments....................        .11        (.19 )        .50       (.91)
    Total from investment operations........................................        .42         .44          .82       (.26)
Less distributions to shareholders from:
  Net investment income.....................................................       (.32  )     (.64 )       (.32 )     (.64)
  Net realized gains........................................................         --          --           --         --
    Total distributions.....................................................       (.32  )     (.64 )       (.32 )     (.64)
Net asset value, end of period..............................................      $9.92       $9.82       $10.02      $9.52
TOTAL RETURN+...............................................................       4.3%        4.5%         8.8%      (2.6%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................................... $   19,891     $18,630    $  18,898    $19,127
Ratios to average net assets:
  Expenses..................................................................       .72%  ++    .79%         .77% ++    .75%
  Net investment income.....................................................      6.32%  ++   6.35%        6.58% ++   6.46%
Portfolio turnover rate.....................................................        15%         76%          34%        48%

                                                                               1993      1992
PER SHARE DATA:
Net asset value, beginning of period........................................   $10.41    $10.54
Income (loss) from investment operations:
  Net investment income.....................................................      .65       .71
  Net realized and unrealized gain (loss) on investments....................      .19      (.06)
    Total from investment operations........................................      .84       .65
Less distributions to shareholders from:
  Net investment income.....................................................     (.65)     (.67)
  Net realized gains........................................................     (.18)     (.11)
    Total distributions.....................................................     (.83)     (.78)
Net asset value, end of period..............................................   $10.42    $10.41
TOTAL RETURN+...............................................................     8.3%      6.4%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)...................................  $22,865   $21,488
Ratios to average net assets:
  Expenses..................................................................     .93%      .90%
  Net investment income.....................................................    6.15%     6.79%
Portfolio turnover rate.....................................................      73%       66%



#  The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.

++ Annualized.

See accompanying notes to financial statements.

                  EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
                           CLASS B AND CLASS C SHARES

(photo of Lincoln Memorial)
                              FINANCIAL HIGHLIGHTS

                                                          CLASS B SHARES                                    CLASS C SHARES
                                   SIX MONTHS                                       JANUARY 25,    SIX MONTHS
                                     ENDED        YEAR    SIX MONTHS                   1993*         ENDED        YEAR    SIX MONTHS
                                  DECEMBER 31,   ENDED      ENDED      YEAR ENDED     THROUGH     DECEMBER 31,   ENDED      ENDED
                                      1996      JUNE 30,   JUNE 30,   DECEMBER 31,  DECEMBER 31,      1996      JUNE 30,   JUNE 30,
                                  (UNAUDITED)     1996      1995#         1994          1993      (UNAUDITED)     1996      1995#
PER SHARE DATA:
Net asset value, beginning of
  period.........................      $9.84     $10.04       $9.54       $10.44       $10.57         $9.84      $10.05      $9.55
Income (loss) from investment
  operations:
  Net investment income..........        .27        .55         .28          .58          .58           .27         .55        .26
  Net realized and unrealized
    gain (loss) on investments...        .09       (.19 )       .50         (.92  )       .05           .09        (.20 )      .50
    Total from investment
      operations.................        .36        .36         .78         (.34  )       .63           .36         .35        .76
Less distributions to
  shareholders from:
  Net investment income..........       (.27  )    (.56 )      (.28 )       (.56  )      (.58   )      (.27   )    (.56 )     (.26 )
  Net realized gains.............         --         --          --           --         (.18   )        --          --         --
    Total distributions..........       (.27  )    (.56 )      (.28 )       (.56  )      (.76   )      (.27   )    (.56 )     (.26 )
Net asset value, end of period...      $9.93      $9.84      $10.04        $9.54       $10.44         $9.93       $9.84     $10.05
TOTAL RETURN+....................       3.7%       3.6%        8.3%        (3.3%  )      6.1%          3.7%        3.5%       8.2%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)....................... $   22,683    $21,006   $  17,366   $   17,625    $   8,876     $   1,116     $ 1,155       $527
Ratios to average net assets:
  Expenses.......................      1.62%  ++   1.69%      1.67% ++      1.50%       1.57%   ++     1.62%   ++   1.69%    1.67%++
  Net investment income..........      5.42%  ++   5.45%      5.68% ++      5.75%       5.42%   ++     5.40%   ++   5.46%    5.69%++
Portfolio turnover rate..........        15%        76%         34%          48%          73%           15%         76%        34%

                                   SEPTEMBER 6,
                                      1994*
                                     THROUGH
                                   DECEMBER 31,
                                       1994
PER SHARE DATA:
Net asset value, beginning of
  period.........................      $9.85
Income (loss) from investment
  operations:
  Net investment income..........        .18
  Net realized and unrealized
    gain (loss) on investments...       (.30)
    Total from investment
      operations.................       (.12)
Less distributions to
  shareholders from:
  Net investment income..........       (.18)
  Net realized gains.............         --
    Total distributions..........       (.18)
Net asset value, end of period...      $9.55
TOTAL RETURN+....................      (1.3%)
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).......................       $512
Ratios to average net assets:
  Expenses.......................      1.65%   ++
  Net investment income..........      5.87%   ++
Portfolio turnover rate..........        48%



#  The Fund changed its fiscal year end from December 31 to June 30.

*  Commencement of class operations.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.

++ Annualized.

See accompanying notes to financial statements.

                  EVERGREEN SHORT -- INTERMEDIATE BOND FUND --
                                 CLASS Y SHARES
(photo of Lincoln Memorial)
                              FINANCIAL HIGHLIGHTS

                                                                               SIX MONTHS
                                                                                 ENDED        YEAR    SIX MONTHS
                                                                              DECEMBER 31,   ENDED      ENDED         YEAR ENDED
                                                                                  1996      JUNE 30,   JUNE 30,      DECEMBER 31,
                                                                              (UNAUDITED)     1996      1995#       1994      1993
PER SHARE DATA:
Net asset value, beginning of period.........................................      $9.82      $10.02      $9.52     $10.43    $10.41
Income (loss) from investment operations:
  Net investment income......................................................        .32         .64        .33        .65       .69
  Net realized and unrealized gain (loss) on investments.....................        .09        (.19)       .49       (.91)      .19
    Total from investment operations.........................................        .41         .45        .82       (.26)      .88
Less distributions to shareholders from:
  Net investment income......................................................       (.32  )     (.65)      (.32 )     (.65)    (.68)
  Net realized gains.........................................................         --          --         --         --     (.18)
    Total distributions......................................................       (.32  )     (.65)      (.32 )     (.65)    (.86)
Net asset value, end of period...............................................      $9.91       $9.82     $10.02      $9.52    $10.43
TOTAL RETURN+................................................................       4.3%        4.6%       8.8%      (2.6%)     8.7%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted).................................... $  367,082    $352,095  $ 347,050   $345,025  $376,445
Ratios to average net assets:
  Expenses...................................................................       .62%  ++     .69%      .67% ++     .65%     .66%
  Net investment income......................................................      6.42%  ++    6.45%     6.68% ++    6.56%    6.41%
Portfolio turnover rate......................................................        15%         76%        34%        48%       73%

                                                                                 1992
PER SHARE DATA:
Net asset value, beginning of period.........................................    $10.54
Income (loss) from investment operations:
  Net investment income......................................................       .70
  Net realized and unrealized gain (loss) on investments.....................      (.02)
    Total from investment operations.........................................       .68
Less distributions to shareholders from:
  Net investment income......................................................      (.70)
  Net realized gains.........................................................      (.11)
    Total distributions......................................................      (.81)
Net asset value, end of period...............................................    $10.41
TOTAL RETURN+................................................................      6.6%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)....................................  $324,068
Ratios to average net assets:
  Expenses...................................................................      .69%
  Net investment income......................................................     6.67%
Portfolio turnover rate......................................................       66%


#  The Fund changed its fiscal year end from December 31 to June 30.

+ Total return is calculated on net asset value per share for the periods indicated and is not annualized.

++ Annualized.

See accompanying notes to financial statements.

                         EVERGREEN U.S. GOVERNMENT FUND
(photo of Capitol)

A REPORT FROM YOUR
PORTFOLIO MANAGER
ROLLIN WILLIAMS

   We are pleased to present the Semiannual Report for
Evergreen U.S. Government Fund for the six months ended      (photo of Rollin
December 31, 1996. The Fund's total return (Class Y, no-load   Williams)
shares) for this period was 4.68%*, which exceeds the return for the Lipper General U.S. Government Funds average of the 174 U.S. Government funds tracked by Lipper Analytical
Services during that period**. The six-month total return at net asset value for the Fund's Class A shares was 4.55%*.
   During the period from June 30, 1996, through December 31, interest rates fluctuated rather dramatically. The yield on the benchmark thirty-year treasury bond jumped as high as 7.2% in July and dipped to the 6.3% range before settling at 6.6% on December 31.
   The bond market rebounded from a disappointing performance in the first half of the calendar year and recovered nicely throughout the final six months. Even a slight bump in December couldn't ruin its steady advance as investors were rewarded with positive returns for the six-month period. Favorable signals from the economy throughout the fiscal first half confirmed our projection of six months ago that "the economy should slow as the year progresses". Fears that the economy was growing at a dangerous pace early in the year subsided as economic data emerged suggesting that growth was moderating to a modest, yet healthy pace. Coming off a very strong Gross Domestic Product growth rate, projections for the coming quarters are in the more modest 1.0% to 2.0% range. The stable economic environment transformed the Federal Reserve into passive onlookers as they neither raised nor lowered interest rates during the final six months of 1996.
   The Fund had limited activity during its second fiscal quarter. Purchases included thirty-year, 6.50%, Federated Home Loan Mortgage-Backed Securities. To fund these purchases, a number of short-term treasuries were sold. These moves sought to enhance the Fund in three ways: increase the yield, lengthen the duration, and increase the exposure to mortgage-backed securities. The lower coupon helps to provides protection from prepayment risk. Looking forward, we believe the Fund is positioned well for the coming quarter, and no significant changes are anticipated. The overall strategy of the Fund continues to be to seek to provide investors with a high quality portfolio that has attractive income characteristics without the use of toxic or exotic derivative securities.
   Thank you for your investment in Evergreen U.S. Government Fund.

FIGURES REPRESENT PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS.

 * PERFORMANCE FIGURES INCLUDE REINVESTMENT OF INCOME DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS.
   INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. INVESTORS' SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.
   CLASS A SHARES ARE SUBJECT TO A MAXIMUM 4.75% FRONT-END SALES CHARGE WHICH IS NOT REFLECTED IN THE PERFORMANCE FIGURE ABOVE.
   -.42% IS THE SIX-MONTH TOTAL RETURN ENDED 12/31/96 FOR THE FUND'S CLASS A SHARES WITH THE MAXIMUM 4.75% FRONT-END SALES CHARGE.
   THE FUND ALSO OFFERS CLASS B SHARES WHICH ARE SUBJECT TO A MAXIMUM 5% CONTINGENT DEFERRED SALES CHARGE, AND CLASS C SHARES WHICH ARE SUBJECT TO A 1% CONTINGENT DEFERRED SALES CHARGE WITHIN THE FIRST YEAR OF PURCHASE. PERFORMANCE FOR THESE CLASSES OF SHARES MAY BE DIFFERENT.
** SOURCE: LANA (LIPPER ANALYTICAL NEW APPLICATIONS) LIPPER ANALYTICAL SERVICES
   INC., IS AN INDEPENDENT MUTUAL FUNDS PERFORMANCE MONITOR. LIPPER AVERAGE DOES NOT INCLUDE SALES CHARGES, AND IF INCLUDED PERFORMANCE MAY BE LOWER.

                         EVERGREEN U.S. GOVERNMENT FUND
                            STATEMENT OF INVESTMENTS
(photo of Capitol)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
MORTGAGE BACKED SECURITIES -- 53.2%
            FEDERAL HOME LOAN MORTGAGE CORP. -- 11.4%
 $ 15,000   6.50%, 4/1/26........................ $ 14,363,682
    5,755   8.00%, 7/1/17 - 4/1/22...............    5,922,744
    4,059   8.50%, 2/1/17 - 1/1/17...............    4,236,883
    3,801   9.00%, 11/1/19 - 4/1/21..............    4,064,017
    1,463   9.50%, 9/1/20........................    1,583,182
    2,247   10.00%, 12/1/19 - 8/1/21.............    2,464,034
    1,883   10.50%, 12/1/19......................    2,081,124
                                                    34,715,666
            FEDERAL NATIONAL MORTGAGE ASSN. -- 16.5%
    5,115   6.50%, 1/1/24........................    4,886,866
   18,215   7.00%, 8/1/25 - 9/1/25...............   17,844,749
   12,568   7.50%, 7/1/23 - 7/1/25...............   12,580,108
   12,348   8.00%, 8/1/25........................   12,597,976
    1,903   9.50%, 6/1/22........................    2,055,373
                                                    49,965,072
            GOVERNMENT NATIONAL MORTGAGE ASSN. -- 25.3%
   15,323   7.00%, 12/15/22 - 11/15/23...........   15,011,886
   11,141   7.50%, 2/15/22 - 3/15/23.............   11,162,249
   21,725   8.00%, 2/15/23 - 8/15/24.............   22,270,032
   12,362   8.50%, 12/15/21 - 7/15/24............   12,856,954
    6,191   9.00%, 1/15/20 - 6/15/21.............    6,531,802
    6,709   9.50%, 1/15/19 - 2/15/21.............    7,256,314
    1,457   10.00%, 12/15/18.....................    1,599,547
                                                    76,688,784
              TOTAL MORTGAGE BACKED SECURITIES
                 (COST $162,566,794).............  161,369,522

PRINCIPAL
 AMOUNT
  (000)                                              VALUE
U. S. TREASURY OBLIGATIONS -- 45.1%
            U.S. TREASURY BONDS -- 22.7%
 $ 17,930   8.125%, 8/15/19...................... $ 20,725,950
    8,100   8.50%, 2/15/20.......................    9,722,527
    3,650   8.75%, 11/15/08......................    4,100,545
    3,080   8.75%, 8/15/20.......................    3,793,211
   14,010   8.875%, 8/15/17......................   17,297,965
   10,300   9.25%, 2/15/16.......................   13,071,339
                                                    68,711,537
            U.S. TREASURY NOTES -- 22.4%
   12,000   7.75%, 11/30/99......................   12,536,244
    9,800   7.75%, 1/31/00.......................   10,259,375
   21,500   7.875%, 11/15/99.....................   22,534,687
    8,050   8.25%, 7/15/98.......................    8,324,199
   13,700   9.25%, 8/15/98.......................   14,393,563
                                                    68,048,068
              TOTAL U. S. TREASURY OBLIGATIONS
                 (COST $142,348,034).............  136,759,605
REPURCHASE AGREEMENT -- .6%
    1,868   Donaldson, Lufkin & Jenrette
            Securities Corp., 6.50% dated
            12/31/96, due 1/2/97, --
            collateralized by $1,759,000 U.S.
            Treasury Notes, 8.00%, due 5/15/01;
            value, including accrued interest
            $1,906,836
                 (COST $1,868,175)...............    1,868,175

              TOTAL INVESTMENTS --
                (COST $306,783,003)....  98.9%   299,997,302
                OTHER ASSETS AND
                  LIABILITIES -- NET...   1.1      3,367,285
                NET ASSETS............. 100.0%  $303,364,587

See accompanying notes to financial statements.

                         EVERGREEN U.S. GOVERNMENT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
(photo of Capitol)
                               DECEMBER 31, 1996
                                  (UNAUDITED)

ASSETS:
   Investments at value (identified cost $306,783,003)...........................................................  $299,997,302
   Interest receivable...........................................................................................     4,418,903
   Receivable for Fund shares sold...............................................................................       155,949
   Prepaid expenses..............................................................................................        20,910
         Total assets............................................................................................   304,593,064
LIABILITIES:
   Distributions payable.........................................................................................       488,668
   Payable for Fund shares repurchased...........................................................................       335,834
   Accrued expenses..............................................................................................       151,151
   Accrued advisory fee..........................................................................................       127,405
   Distribution fee payable......................................................................................       112,391
   Payable for administration fee................................................................................        13,028
         Total liabilities.......................................................................................     1,228,477
NET ASSETS.......................................................................................................  $303,364,587
NET ASSETS CONSIST OF:
   Paid-in capital...............................................................................................  $326,001,924
   Accumulated net realized loss on investment transactions......................................................   (15,851,636)
   Net unrealized depreciation of investments....................................................................    (6,785,701)
         Net assets..............................................................................................  $303,364,587
CALCULATION OF NET ASSET VALUE AND MAXIMUM OFFERING PRICE PER SHARE:
   Class A Shares ($18,986,757 divided by 1,993,236 shares of beneficial interest outstanding)...................  $       9.53
   Sales charge -- 4.75% of offering price.......................................................................           .48
      Maximum offering price.....................................................................................  $      10.01
   Class B Shares ($155,899,972 divided by 16,366,013 shares of beneficial interest outstanding).................  $       9.53
   Class C Shares ($712,588 divided by 74,810 shares of beneficial interest outstanding).........................  $       9.53
   Class Y Shares ($127,765,270 divided by 13,412,292 shares of beneficial interest outstanding).................  $       9.53

See accompanying notes to financial statements.

                         EVERGREEN U.S. GOVERNMENT FUND
                            STATEMENT OF OPERATIONS
(photo of Capitol)
                       SIX MONTHS ENDED DECEMBER 31, 1996
                                  (UNAUDITED)

INVESTMENT INCOME:
   Interest.........................................................................................             $11,634,902
EXPENSES:
   Advisory fee.....................................................................................  $772,308
   Administrative personnel and services fees.......................................................    71,525
   Distribution fee -- Class A Shares...............................................................    24,744
   Distribution fee -- Class B Shares...............................................................   607,145
   Shareholder services fee -- Class B Shares.......................................................   202,382
   Distribution fee -- Class C Shares...............................................................     2,842
   Shareholder services fee -- Class C Shares.......................................................       947
   Transfer agent fee...............................................................................   108,190
   Custodian fee....................................................................................    69,961
   Registration and filing fees.....................................................................    33,359
   Reports and notices to shareholders..............................................................    28,307
   Professional fees................................................................................    22,729
   Trustees' fees and expenses......................................................................     3,787
   Miscellaneous....................................................................................    16,142
         Total expenses.............................................................................               1,964,368
Net investment income...............................................................................               9,670,534
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investment transactions.....................................................              (1,535,542)
   Net decrease in unrealized depreciation of investments...........................................               4,912,115
Net gain on investments.............................................................................               3,376,573
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................................................             $13,047,107

See accompanying notes to financial statements.

                         EVERGREEN U.S. GOVERNMENT FUND
(photo of Capitol)
                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                SIX MONTHS
                                                                                                  ENDED           YEAR
                                                                                               DECEMBER 31,      ENDED
                                                                                                   1996         JUNE 30,
                                                                                               (UNAUDITED)        1996
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
   Net investment income.....................................................................  $  9,670,534   $ 18,766,488
   Net realized loss on investments..........................................................    (1,535,542)    (3,731,984)
   Net change in unrealized depreciation of investments......................................     4,912,115     (3,860,415)
      Net increase in net assets resulting from operations...................................    13,047,107     11,174,089
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
   Class A Shares............................................................................      (648,707)    (1,406,673)
   Class B Shares............................................................................    (4,698,473)   (10,727,964)
   Class C Shares............................................................................       (22,000)       (28,511)
   Class Y Shares............................................................................    (4,301,354)    (6,603,340)
      Total distributions to shareholders....................................................    (9,670,534)   (18,766,488)
FUND SHARE TRANSACTIONS:
   Proceeds from shares sold.................................................................    14,615,215    138,179,343
   Proceeds from shares issued in acquisition of Evergreen U.S. Government Securities Fund...            --      5,739,713
   Proceeds from reinvestment of distributions...............................................     6,496,044     11,871,813
   Payment for shares redeemed...............................................................   (29,673,989)   (71,866,685)
      Net increase (decrease) resulting from Fund share transactions.........................    (8,562,730)    83,924,184
         Net increase (decrease) in net assets...............................................    (5,186,157)    76,331,785
NET ASSETS:
   Beginning of period.......................................................................   308,550,744    232,218,959
   End of period.............................................................................  $303,364,587   $308,550,744

See accompanying notes to financial statements.

                       EVERGREEN U.S. GOVERNMENT FUND --
                           CLASS A AND CLASS B SHARES
(photo of Capitol)
                              FINANCIAL HIGHLIGHTS

                                                          CLASS A SHARES                                    CLASS B SHARES
                                   SIX MONTHS                                       JANUARY 11,    SIX MONTHS
                                     ENDED        YEAR    SIX MONTHS                   1993*         ENDED        YEAR    SIX MONTHS
                                  DECEMBER 31,   ENDED      ENDED      YEAR ENDED     THROUGH     DECEMBER 31,   ENDED      ENDED
                                      1996      JUNE 30,   JUNE 30,   DECEMBER 31,  DECEMBER 31,      1996      JUNE 30,   JUNE 30,
                                  (UNAUDITED)     1996      1995#         1994          1993      (UNAUDITED)     1996      1995#
PER SHARE DATA:
Net asset value, beginning of
  period.........................      $9.42       $9.65      $9.07       $10.05        $10.00         $9.42       $9.65      $9.07
Income (loss) from investment
  operations:
  Net investment income..........        .31         .63        .33          .66           .68           .28         .56        .29
  Net realized and unrealized
    gain (loss) on investments...        .11        (.23)       .58         (.98)          .05           .11        (.23)       .58
    Total from investment
      operations.................        .42         .40        .91         (.32)          .73           .39         .33        .87
Less distributions to
  shareholders from net
  investment income..............       (.31)       (.63)      (.33)        (.66)         (.68)         (.28)       (.56)      (.29)
Net asset value, end of period...      $9.53       $9.42      $9.65        $9.07        $10.05         $9.53       $9.42      $9.65
TOTAL RETURN+....................       4.6%        4.3%      10.2%        (3.2%)         7.4%          4.2%        3.5%       9.8%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).......................    $18,987     $20,345    $22,445      $23,706       $38,851      $155,900    $165,988   $192,490
Ratios to average net assets:
  Expenses.......................       .98%++      .99%      1.04%++**       .96%**       .68%++**      1.73%++    1.74%  1.79%++**
  Net investment income..........      6.55%++     6.61%      7.07%++**      6.97%**      6.93%++**      5.80%++    5.85%  6.32%++**
Portfolio turnover rate..........         5%         23%         0%          19%           39%            5%         23%         0%


                                                 JANUARY 11,
                                                    1993*
                                    YEAR ENDED     THROUGH
                                   DECEMBER 31,  DECEMBER 31,
                                       1994          1993
PER SHARE DATA:
Net asset value, beginning of
  period.........................      $10.05        $10.00
Income (loss) from investment
  operations:
  Net investment income..........         .61           .63
  Net realized and unrealized
    gain (loss) on investments...        (.98)          .05
    Total from investment
      operations.................        (.37)          .68
Less distributions to
  shareholders from net
  investment income..............        (.61)         (.63)
Net asset value, end of period...       $9.07        $10.05
TOTAL RETURN+....................       (3.8%)         6.9%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted).......................    $195,571      $236,696
Ratios to average net assets:
  Expenses.......................       1.54%**       1.19%++**
  Net investment income..........       6.42%**       6.44%++**
Portfolio turnover rate..........         19%           39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Initial sales charge is not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                      CLASS A SHARES                     CLASS B SHARES
                                                                                      JANUARY 11,
                                                        SIX MONTHS                       1993*      SIX MONTHS
                                                          ENDED        YEAR ENDED       THROUGH       ENDED      YEAR ENDED
                                                         JUNE 30,     DECEMBER 31,    DECEMBER 31,   JUNE 30,   DECEMBER 31,
                                                          1995#           1994            1993        1995#         1994
Expenses.............................................      1.05%          1.00%            .99%        1.80%        1.58%
Net investment income................................      7.06%          6.93%           6.62%        6.31%        6.38%


                                                       JANUARY 11,
                                                          1993*
                                                         THROUGH
                                                       DECEMBER 31,
                                                           1993
Expenses.............................................      1.50%
Net investment income................................      6.13%

See accompanying notes to financial statements.

                       EVERGREEN U.S. GOVERNMENT FUND --
                           CLASS C AND CLASS Y SHARES
(photo of Capitol)
                              FINANCIAL HIGHLIGHTS

                                                  CLASS C SHARES                              CLASS Y SHARES
                                  SIX MONTHS                          SEPTEMBER 2,   SIX MONTHS
                                    ENDED        YEAR    SIX MONTHS      1994*         ENDED        YEAR    SIX MONTHS
                                 DECEMBER 31,   ENDED       ENDED       THROUGH     DECEMBER 31,   ENDED       ENDED
                                     1996      JUNE 30,   JUNE 30,    DECEMBER 31,      1996      JUNE 30,   JUNE 30,
                                 (UNAUDITED)     1996       1995#         1994      (UNAUDITED)     1996       1995#
PER SHARE DATA:
Net asset value, beginning of
  period........................      $9.42      $9.65       $9.07        $9.39          $9.42       $9.65      $9.07
Income (loss) from investment
  operations:
  Net investment income.........        .28        .56         .29          .20            .32         .66        .34
  Net realized and unrealized
    gain (loss) on
    investments.................        .11       (.23)        .58         (.32)           .11        (.23)       .58
    Total from investment
      operations................        .39        .33         .87         (.12)           .43         .43        .92
Less distributions to
  shareholders from net
  investment income.............       (.28)      (.56)       (.29)        (.20)          (.32)       (.66)      (.34)
Net asset value, end of
  period........................      $9.53      $9.42       $9.65        $9.07          $9.53       $9.42      $9.65
TOTAL RETURN+...................       4.2%       3.5%        9.8%        (1.3%)          4.7%        4.5%      10.3%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)......................       $713       $649        $350         $266       $127,765    $121,569    $16,934
Ratios to average net assets:
  Expenses......................      1.73%++    1.74%       1.79%++**     1.71%++**       .73%++     .74%       .79%++**
  Net investment income.........      5.81%++    5.87%       6.36%++**     6.70%++**      6.80%++    6.86%      7.31%++**
Portoflio turnover rate.........         5%        23%          0%          19%             5%         23%         0%


                                                SEPTEMBER 2,
                                                   1993*
                                   YEAR ENDED     THROUGH
                                  DECEMBER 31,  DECEMBER 31,
                                      1994          1993
PER SHARE DATA:
Net asset value, beginning of
  period........................      $10.05        $10.25
Income (loss) from investment
  operations:
  Net investment income.........         .69           .25
  Net realized and unrealized
    gain (loss) on
    investments.................        (.98)         (.20)
    Total from investment
      operations................        (.29)          .05
Less distributions to
  shareholders from net
  investment income.............        (.69)         (.25)
Net asset value, end of
  period........................       $9.07        $10.05
TOTAL RETURN+...................       (2.9%)          .5%
RATIOS & SUPPLEMENTAL DATA:
Net assets, end of period (000's
  omitted)......................     $15,595       $14,486
Ratios to average net assets:
  Expenses......................        .71%**        .48%++**
  Net investment income.........       7.27%**       7.20%++**
Portoflio turnover rate.........         19%           39%

#  The Fund changed its fiscal year end from December 31 to June 30.
*  Commencement of class operations.
+ Total return is calculated on net asset value per share for the periods indicated and is not annualized. Contingent deferred sales charges are not reflected.
++ Annualized.
** Net of expense waivers and reimbursements. If the Fund had borne all expenses that were assumed or waived by the investment adviser, the annualized ratios of expenses and net investment income to average net assets would have been the following:

                                                                       CLASS C SHARES                CLASS Y SHARES
                                                                               SEPTEMBER 2,
                                                                  SIX MONTHS      1994*        SIX MONTHS
                                                                     ENDED       THROUGH         ENDED        YEAR ENDED
                                                                   JUNE 30,    DECEMBER 31,     JUNE 30,     DECEMBER 31,
                                                                     1995#         1994          1995#           1994
Expenses.......................................................       1.80%        1.75%           .80%           .75%
Net investment income..........................................       6.34%        6.66%          7.30%          7.23%


                                                                 SEPTEMBER 2,
                                                                    1993*
                                                                   THROUGH
                                                                 DECEMBER 31,
                                                                     1993
Expenses.......................................................       .79%
Net investment income..........................................      6.89%

See accompanying notes to financial statements.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- ORGANIZATION AND NATURE OF OPERATIONS

     The Evergreen Income Funds (the "Funds") are each a separate series of open-end management companies registered under the Investment Company Act of 1940, as amended (the "Act"). The Evergreen Income Funds consist of Evergreen Intermediate-Term Bond Fund ("Intermediate-Term Bond"), Evergreen Intermediate-Term Government Securities Fund ("Intermediate-Term Government"), Evergreen Short-Intermediate Bond Fund ("Short-Intermediate") and Evergreen U.S. Government Fund ("U.S. Government"), collectively referred to as the Funds.

     The investment objective of Intermediate-Term Bond is to maximize current yield consistent with the preservation of capital. The investment objective of Intermediate-Term Government is to preserve principal value and maintain a high degree of liquidity while providing current income. Short-Intermediate's investment objective is to attain a high level of current income, with capital growth as a secondary objective, through investment in a broad range of investment grade debt securities. U.S. Government's investment objective is to achieve a high level of current income consistent with stability of principal.

     Effective at the close of business on July 7, 1995, U.S. Government acquired substantially all of the net assets of Evergreen U.S. Government Securities Fund through the issuance of 590,505 of its Class Y shares in exchange for Evergreen U.S. Government Securities Fund's net assets valued at $5,739,713. The aggregate net assets immediately after the acquisition was $233,475,732. The acquired net assets, in this non-taxable transaction, consisted primarily of portfolio securities with unrealized appreciation of $24,133.

     Effective January 1, 1996, First Union Corporation, the corporate parent of First Union National Bank of North Carolina ("First Union"), each Fund's current investment adviser, consummated a merger (the "Bank Merger") with First Fidelity Bancorporation, the corporate parent of First Fidelity Bank, N.A. ("FFB"), Intermediate-Term Bond and Intermediate-Term Government's prior investment adviser. Effective January 19, 1996, each of the FFB Lexicon Funds, open-end management investment companies registered under the Act, including FFB Lexicon Fixed Income Fund and FFB Lexicon Intermediate-Term Government Securities Fund (the "Lexicon Funds"), joined the Evergreen Funds (the "Fund Combinations").FFB Lexicon Fixed Income Fund was renamed Evergreen Intermediate-Term Bond Fund. FFB Lexicon Intermediate-Term Government Securities Fund was renamed Evergreen Intermediate-Term Government Securities Fund. Shares of each of the Lexicon Fund's class previously known as the Institutional Class were redesignated as each respective Fund's Class Y Shares. Shares of each of the Lexicon Fund's class previously known as the Investor Class were redesignated as each respective Fund's Class A Shares. See Note 5 for a description of each of the classes.

     Effective at the close of business on February 29, 1996, Intermediate-Term Bond acquired substantially all of the net assets of Evergreen Managed Bond Fund through the issuance of 7,674,423 of its Class Y shares in exchange for Managed Bond's net assets valued at $79,773,557. The aggregate net assets immediately after the acquisition was $158,097,520. The acquired net assets, in this non-taxable transaction, consisted primarily of portfolio securities with unrealized appreciation of $1,789,417.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATIONS -- U.S. government obligations are valued at the mean between the over-the-counter bid and ask price as furnished by an independent pricing service. Corporate bonds (and other fixed income and asset-backed securities) are valued at the last sale price reported on national securities exchanges on that day, if available. Otherwise, corporate bonds

                     COMBINED NOTES TO FINANCIAL STATEMENTS
and asset-backed securities are valued at the mean between the over-the-counter bid and ask price provided by an independent pricing service. Short-term securities when purchased with remaining maturities of sixty days or less are stated at amortized cost which approximates market value.

     SECURITY TRANSACTIONS -- Security transactions are accounted for on the date purchased or sold. Net realized gains or losses are determined on the identified cost basis.

     INVESTMENT INCOME AND EXPENSES -- Interest income and expenses are accrued daily. Premiums and discounts paid on securities are amortized or accreted into interest income as required by the Internal Revenue Code, as amended, (the "Code").

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the Federal Reserve Bank and are designated as being held on each Fund's behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. Each Fund will only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy pursuant to guidelines established by the Trustees.

     DIVIDENDS TO SHAREHOLDERS -- Dividends from net investment income for U.S. Government are declared daily and paid monthly. Dividends from net investment income are declared and paid monthly for Intermediate-Term Bond, Intermediate-Term Government and Short-Intermediate. Dividends from net realized capital gains on investments, if any, will be distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from the amounts available under generally accepted accounting principles. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets.

     ALLOCATION OF EXPENSES -- Expenses specifically indentifiable to a class of shares are charged to that class. Expenses common to a Trust as a whole are allocated to the funds in that Trust. Investment income, net of expenses (other than class specific expenses) and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

     INCOME TAXES -- It is each Fund's policy to meet the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its taxable net income to its shareholders. Accordingly, no provisions for Federal income or excise taxes are necessary. To the extent that realized capital gains can be offset by capital loss carryforwards, it is each Fund's policy not to distribute such gains. Capital losses incurred after October 31 within each Funds fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes.

     At June 30, 1996, each Fund's most recent fiscal year end, the Funds had capital loss carryforwards as follows:

                                                                EXPIRATION
                                               2001          2002         2003         2004
Intermediate-Term Bond                      $1,440,454    $  788,954    $117,850    $  211,288
Intermediate-Term Government                        --            --     955,860     1,140,365
Short Intermediate                                  --     6,020,616          --     3,372,152
U.S. Government                              1,978,402     6,521,597          --     2,973,341

     At June 30, 1996, Short Intermediate and U.S. Government had post October loss deferrals of $3,921,854 and $2,842,754, respectively.

     WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Funds record when-issued or delayed delivery transactions on the trade date and maintain security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

     DEFERRED ORGANIZATIONAL EXPENSES -- The costs incurred with respect to Intermediate-Term Bond's and Intermediate-Term Government's organization have been deferred and are being amortized using the straight-line method not to exceed a period of 60 months from each Fund's commencement of operations.

     USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

     INVESTMENT ADVISORY AGREEMENT -- First Union is each Fund's investment adviser and is entitled to receive an annual fee based on each Fund's average daily net assets as follows:

Intermediate-Term Bond..................         .60%
Intermediate-Term Government............         .60%
Short Intermediate......................         .50%
U.S. Government.........................         .50%

     For Intermediate-Term Bond and Intermediate-Term Government, First Union voluntarily waived $61,436 and $45,816, respectively, of its advisory fee for the six-month period ended December 31, 1996. First Union may modify or terminate these voluntary waivers at any time.

     ADMINISTRATIVE AGREEMENT -- Evergreen Asset Management Corp. ("Evergreen Asset"), a wholly owned subsidiary of First Union, is each Fund's administrator and Furman Selz LLC ("Furman Selz") was sub-administrator through December 31, 1996. As sub-administrator, Furman Selz provided the officers for the Funds. Evergreen Asset's and Furman Selz' fees were based on the average daily net assets of all of the funds administered by Evergreen Asset for which either First Union or Evergreen Asset was also the investment adviser. This fee was calculated at the following annual rates:

  ADMINISTRATION FEE                  AVERAGE DAILY NET ASSETS
        0.050%                        on the first $7 billion
        0.035%                        on the next $3 billion
        0.030%                        on the next $5 billion
        0.020%                        on the next $10 billion
        0.015%                        on the next $5 billion
        0.010%                        in excess of $30 billion


SUB-ADMINISTRATION FEE                AVERAGE DAILY NET ASSETS
        0.0100%                       on the first $7 billion
        0.0075%                       on the next $3 billion
        0.0050%                       on the next $15 billion
        0.0040%                       in excess of $25 billion

     At December 31, 1996, net assets for which Evergreen Asset was the administrator for which either Evergreen Asset or First Union was the investment adviser totalled approximately $17.0 billion.

     Effective January 1, 1997, Bisys Group, Inc. ("Bisys") acquired Furman Selz' mutual fund unit and accordingly, Bisys Fund Services became sub-administrator. The administration fee structure has remained unchanged.

     PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING -- The Funds have adopted distribution plans ("Plans") pursuant to Rule 12b-1 under the Act for their Class A, Class B and Class C shares. Under the terms of the Plans, each Fund may incur distribution-related expenses which may not exceed an annual rate of .75 of 1% of the average daily net assets attributable to

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
the Class A, Class B, and Class C shares of Short Intermediate and U.S. Government, .50 of 1% of the average daily net assets of the Class A shares of Intermediate-Term Bond and Intermediate-Term Government and 1% of the average daily net assets of Class B and C shares of Intermediate-Term Bond and Intermediate-Term Government. Payments under the Plans adopted with respect to Class A shares are currently voluntarily limited to, (as a percentage of average daily net assets attributable to Class A shares), .10 of 1% for Short-Intermediate and .25 of 1% for Intermediate-Term Bond, Intermediate-Term Government and U.S. Government. The Plans provide that a portion of the fee payable for Class B and Class C shares may constitute a shareholder servicing fee to be used for providing ongoing personal services and/or the maintenance of shareholder accounts. Short-Intermediate and U.S. Government have also adopted a shareholder service plan with respect to their Class B and Class C shares which permits each of these Funds to incur a fee of up to .25 of 1% of the average daily net assets attributable to the Class B and Class C shares for ongoing personal services and/or the maintenance of shareholder accounts.

     Each Fund has entered into a distribution agreement with Evergreen Keystone Distributor, Inc. ("EKD") (formerly Evergreen Funds Distributor, Inc.), a subsidiary of Furman Selz. Under their agreements, each Fund will compensate EKD for its services at a rate which may not exceed an annual rate of .25 of 1% of its average daily net assets attributable to Class A shares, Short-Intermediate and U.S. Government will compensate EKD at an annual rate of .75 of 1% of its average daily net assets attributable to their Class B and Class C shares and Intermediate-Term Bond and Intermediate-Term Government will compensate EKD at an annual rate of 1% of its average daily net assets. The distribution agreements provide that EKD will use the distribution fees to promote sale of shares of the Funds. A portion of Intermediate-Term Bond's and Intermediate-Term Government's fees up to .25 of 1% of average daily net assets constitutes a shareholder services fee. For the six-month period ended December 31, 1996, EKD voluntarily limited its Class A distribution fees for Intermediate-Term Bond, Intermediate-Term Government and Short-Intermediate to .04 of 1%, .04 of 1% and
 .10 of 1% of average daily net assets, respectively.

     Short Intermediate and U.S. Government have entered into a Shareholder Services agreement with First Union Brokerage Services ("FUBS"), an affiliate of First Union, whereby they will compensate FUBS up to an annual rate of .25 of 1% of its Class B and Class C shares average daily net assets for certain services provided to shareholders and/or maintenance of shareholder accounts.

     With the acquisition of Furman Selz' mutual fund unit by Bisys effective January 1, 1997, EKD became a subsidiary of Bisys.

     EKD has advised the Funds that it has retained the following amounts from front-end sales charges resulting from sales of Class A shares during the six-month period ended December 31, 1996:

                                                    FRONT-END
                                                  SALES CHARGES
Intermediate-Term Bond....................           $   209
Intermediate-Term Government..............               281
Short-Intermediate........................             4,968
U.S. Government...........................             2,292

     ORGANIZATIONAL EXPENSES -- U.S. Government's organizational expenses were borne initially by a prior administrator. As a result of the change in the administration agreement, First Union purchased the remaining unreimbursed initial organizational expenses from the prior administrator. U.S. Government will reimburse First Union during the five-year period following its commencement of operations. Pursuant to these arrangements, as of and for the six-month period ended December 31, 1996, U.S. Government has paid and has a remaining liability of $11,688 and $16,697, respectively.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 3 -- INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH
AFFILIATES -- continued
     OTHER SERVICES WITH AFFILIATES -- State Street Bank & Trust Company ("State Street") is the transfer agent, dividend disbursing agent and shareholder servicing agent for the Funds. For certain accounts in Intermediate-Term Bond, Short Intermediate and U.S. Government, First Union has been sub-contracted by State Street to maintain shareholder sub-account records, take fund purchase and redemption orders and answer inquiries. For each account, First Union is entitled to a monthly fee which totaled $14,245, $80,228, and $53,131 for Intermediate-Term Bond, Short Intermediate and U.S. Government, respectively, for the six months ended December 31, 1996.

NOTE 4 -- INVESTMENT TRANSACTIONS

     The cost of purchases and proceeds from sales of investments, excluding short-term securities, for the six-month period ended December 31, 1996 were as follows:

                                                                       PURCHASES                           SALES
                                                             U.S. GOVERNMENT       OTHER       U.S. GOVERNMENT       OTHER
Intermediate-Term Bond....................................     $63,011,061      $ 3,410,225      $55,942,786      $ 3,740,869
Intermediate-Term Government..............................      24,874,628               --       25,734,891          957,762
Short-Intermediate........................................      59,121,027       32,634,255       23,815,449       33,263,282
U.S. Government...........................................      14,549,997               --       23,454,555               --

     On December 31, 1996, the composition of unrealized appreciation and depreciation of investment securities based on the aggregate cost of investments for federal tax purposes was as follows:

                                                                       APPRECIATION    DEPRECIATION       NET          TAX COST
Intermediate-Term Bond..............................................    $3,847,829      $1,579,551     $2,268,278    $162,937,491
Intermediate-Term Government........................................       984,901         375,447        609,454      85,352,905
Short-Intermediate..................................................     5,142,341       5,358,601       (216,260)    401,340,986
U.S. Government.....................................................     1,047,337       7,833,038     (6,785,701)    306,783,003

NOTE 5 -- SHARES OF BENEFICIAL INTEREST

     The Funds have an unlimited number of $0.0001 par shares authorized. Each of the funds are divided into four classes which are designated Class A, Class B, Class C and Class Y shares. Class A shares are offered with a front-end sales charge of up to 3.25% for Intermediate-Term Bond, Intermediate-Term Government and Short-Intermediate and up to 4.75% for U.S. Government. Class B shares are offered with a contingent deferred sales charge payable when shares are redeemed which would decline from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares seven years after the date of purchase. Class C shares are sold with a contingent deferred sales charge of 1% for shares redeemed during the first year after purchase. Class Y shares are sold without a sales charge and are available only to investment advisory clients of First Union and its affiliates, certain institutional investors and Class Y shareholders of record of other funds managed by First Union and its affiliates as of December 30, 1994. All classes have identical voting, dividend, liquidation and other rights, except that certain classes bear different distribution expenses (see Note 3) and have exclusive voting rights with respect to their distribution plan.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

     Transactions in shares of beneficial interest were as follows:

                                                                            SIX MONTHS ENDED
                                                                           DECEMBER 31, 1996              TEN MONTHS ENDED
                                                                              (UNAUDITED)                  JUNE 30, 1996*
INTERMEDIATE-TERM BOND                                                   SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold.........................................................       44,808    $    456,239       292,734    $  2,962,857
Shares issued on reinvestment of distributions......................        8,696          88,265         3,368          34,080
Shares redeemed.....................................................      (38,547)       (392,639)      (20,323)       (206,789)
Net increase........................................................       14,957         151,865       275,779       2,790,148
CLASS B
Shares sold.........................................................       37,854         385,431        40,844         415,640
Shares issued on reinvestment of distributions......................          876           8,904           228           2,296
Shares redeemed.....................................................       (1,662)        (16,881)       (1,244)        (12,553)
Net increase........................................................       37,068         377,454        39,828         405,383
CLASS C
Shares sold.........................................................           --              --         2,450          24,797
Shares issued on reinvestment of distributions......................           60             623            16             167
Net increase........................................................           60             623         2,466          24,964
CLASS Y
Shares sold.........................................................    2,222,641      22,572,892     3,399,442      35,128,164
Shares issued in acquisition of Evergreen Managed Bond Fund.........           --              --     7,674,423      79,773,557
Shares issued on reinvestment of distributions......................      339,194       3,440,408       438,427       4,507,655
Shares redeemed.....................................................   (2,177,340)    (22,195,387)   (5,208,789)    (54,641,619)
Net increase........................................................      384,495       3,817,913     6,303,503      64,767,757
Total net increase resulting from Fund
  share transactions................................................      436,580    $  4,347,855     6,621,576    $ 67,988,252

* For Class B Shares, the Fund share transaction activity reflects the period January 30, 1996 (commencement of class operations) to June 30, 1996. For Class C Shares, the Fund share transaction activity reflects the period April 29, 1996 (commencement of class operations) to June 30, 1996.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                                                             SIX MONTHS ENDED
                                                                             DECEMBER 31, 1996            TEN MONTHS ENDED
                                                                                (UNAUDITED)                JUNE 30, 1996*
INTERMEDIATE-TERM GOVERNMENT                                               SHARES       AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold............................................................     10,568    $   105,314        64,791    $    663,129
Shares issued on reinvestment of distributions.........................      1,169         12,052         1,503          15,239
Shares redeemed........................................................     (2,157)       (21,801)      (17,382)       (175,816)
Net increase...........................................................      9,580         95,565        48,912         502,552
CLASS B
Shares sold............................................................     29,530        295,565        35,925         359,696
Shares issued on reinvestment of distributions.........................        593          6,116            67             666
Shares redeemed........................................................       (104)        (1,053)           (2)            (23)
Net increase...........................................................     30,019        300,628        35,990         360,339
CLASS C
Shares sold............................................................      1,718         17,173         3,551          35,538
Shares issued on reinvestment of distributions.........................         55            696            26             254
Shares redeemed........................................................     (1,913)       (19,197)         (324)         (3,205)
Net increase (decrease)................................................       (140)        (1,328)        3,253          32,587
CLASS Y
Shares sold............................................................    569,305      5,338,629     1,257,974      12,770,139
Shares issued on reinvestment of distributions.........................    207,196      2,524,165       402,054       4,079,359
Shares redeemed........................................................   (980,110)    (9,873,553)   (3,404,763)    (34,447,480)
Net decrease...........................................................   (203,609)    (2,010,759)   (1,744,735)    (17,597,982)
Total net decrease resulting from Fund
  share transactions...................................................   (164,150)   ($1,615,894)   (1,656,580)   ($16,702,504)

* For Class B Shares, the Fund share transaction activity reflects the period February 9, 1996 (commencement of class operations) to June 30, 1996. For Class C Shares, the Fund share transaction activity reflects the period April 10, 1996 (commencement of class operations) to June 30, 1996.

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                                                        SIX MONTHS ENDED
                                                                        DECEMBER 31, 1996                  YEAR ENDED
                                                                           (UNAUDITED)                   JUNE 30, 1996
SHORT-INTERMEDIATE                                                   SHARES          AMOUNT         SHARES          AMOUNT
CLASS A
Shares sold.....................................................       331,347    $  3,286,067        417,422    $   4,161,754
Shares issued on reinvestment of distributions..................        47,574         468,795         91,045          906,558
Shares redeemed.................................................      (269,901)     (2,673,493)      (498,266)      (4,979,754)
  Net increase..................................................       109,020       1,081,369         10,201           88,558
CLASS B
Shares sold.....................................................       299,763       2,960,585        844,991        8,456,439
Shares issued on reinvestment of distributions..................        42,954         423,948         74,101          739,247
Shares redeemed.................................................      (193,875)     (1,915,176)      (512,788)      (5,128,366)
  Net increase..................................................       148,842       1,469,357        406,304        4,067,320
CLASS C
Shares sold.....................................................        23,280         232,354         94,089          944,432
Shares issued on reinvestment of distributions..................         2,199          21,713          3,083           30,731
Shares redeemed.................................................       (30,373)       (300,440)       (32,296)        (321,263)
  Net increase (decrease).......................................        (4,894)        (46,373)        64,876          653,900
CLASS Y
Shares sold.....................................................     5,459,795      53,958,263     15,667,603      156,775,980
Shares issued on reinvestment of distributions..................       734,989       7,232,226      1,726,865       17,202,491
Shares redeemed.................................................    (5,018,608)    (49,497,159)   (16,165,702)    (161,849,781)
  Net increase..................................................     1,176,176      11,693,330      1,228,766       12,128,690
Total net increase resulting from Fund
  share transactions............................................     1,429,144    $ 14,197,683      1,710,147    $  16,938,468

                     COMBINED NOTES TO FINANCIAL STATEMENTS

                                                                           SIX MONTHS ENDED
                                                                          DECEMBER 31, 1996                 YEAR ENDED
                                                                             (UNAUDITED)                  JUNE 30, 1996
U.S. GOVERNMENT                                                         SHARES         AMOUNT         SHARES         AMOUNT
CLASS A
Shares sold........................................................       74,664    $    707,976       786,564    $  7,560,325
Shares issued on reinvestment of distributions.....................       36,835         349,011        78,565         755,991
Shares redeemed....................................................     (277,315)     (2,626,266)   (1,032,918)     (9,892,163)
  Net decrease.....................................................     (165,816)     (1,569,279)     (167,789)     (1,575,847)
CLASS B
Shares sold........................................................      505,154       4,785,735     1,702,353      16,401,640
Shares issued on reinvestment of distributions.....................      242,605       2,298,899       533,686       5,138,748
Shares redeemed....................................................   (1,996,853)    (18,926,307)   (4,576,583)    (43,960,576)
  Net decrease.....................................................   (1,249,094)    (11,841,673)   (2,340,544)    (22,420,188)
CLASS C
Shares sold........................................................       25,861         242,940        43,395         420,990
Shares issued on reinvestment of distributions.....................          905           8,567         1,437          13,783
Shares redeemed....................................................      (20,874)       (196,610)      (12,168)       (117,297)
  Net increase.....................................................        5,892          54,897        32,664         317,476
CLASS Y
Shares sold........................................................      940,916       8,878,564    11,801,163     113,796,388
Shares issued in acquisition of Evergreen U.S. Government
  Securities Fund..................................................                                    590,505       5,739,713
Shares issued on reinvestment of distributions.....................      405,107       3,839,567       620,463       5,963,291
Shares redeemed....................................................     (834,936)     (7,924,806)   (1,866,525)    (17,896,649)
  Net increase.....................................................      511,087       4,793,325    11,145,606     107,602,743
Total net increase (decrease) resulting from Fund
  share transactions...............................................     (897,931)   ($ 8,562,730)    8,669,937    $ 83,924,184

                     COMBINED NOTES TO FINANCIAL STATEMENTS

NOTE 6 -- FINANCING AGREEMENT

     Effective July 3, 1996, a financing agreement was put in place with all of the Evergreen Funds and State Street. Under this agreement, State Street provided an unsecured line of credit facility, in the aggregate amount of $100 million ($50 million committed and $50 million uncommitted), to be accessed by the Funds for temporary or emergency purposes only and is subject to each participating Fund's borrowing restrictions. Effective October 31, 1996, a new financing agreement was put in place with all of the Evergreen Funds and State Street, Societe Generale and ABN AMRO Bank N.V. (collectively, the "Banks"). Under this agreement, the Banks provide an unsecured credit facility in the aggregate amount of $225 million ($112.5 million committed and $112.5 million uncommitted) allocated evenly between the Banks. Borrowings under these facilities bear interest at .75% per annum above the Federal Funds rate. A commitment fee of .10% per annum will be incurred on the unused portion of the committed facility which would be allocated to all participating funds.

     The Funds has no borrowings under the financing agreements during the six-month period ended December 31, 1996.

NOTE 7 -- DEFERRED TRUSTEE'S FEES

     Each Trustee may defer any or all compensation related to performance of duties as a Trustee of the Funds. Each Trustee's deferred balances are allocated to deferral accounts which are included in the accrued expenses for each Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen Funds. Any gains earned or losses incurred in the deferral accounts are reported in each Fund's Trustee's fees and expenses. Trustees will be paid either in one lump sum or in quarterly installments for up to ten years at their election, not earlier than either the year in which the Trustee ceases to be a member of the Trustees or January 1, 2000. As of December 31, 1996, the value of the Trustees' deferral accounts was $2,908, $2,900, $10,079 and $7,463 for Intermediate-Term Bond, Intermediate-Term Government, Short Intermediate and U.S. Government, respectively.

                             TRUSTEES AND OFFICERS

                              TRUSTEES:

                              Laurence B. Ashkin*

                              Foster Bam*

                              James S. Howell, Chairman

                              Robert J. Jefferies*+

                              Gerald M. McDonnell

                              Thomas L. McVerry

                              William W. Pettit

                              Russell A. Salton, III M.D.

                              Michael S. Scofield

                              OFFICERS:

                              John J. Pileggi
                              President and Treasurer

                              George O. Martinez
                              Secretary

                              Sheryl Hirschfeld
                              Assistant Secretary

                              Stephen W. St. Clair
                              Assistant Treasurer

  *Trustees for Intermediate-Term Bond and Intermediate-Term Government only.

                 +Trustee Emeritus.

This brochure must be preceeded or accompanied by a prospectus of an Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

           NOT              May lose value
          FDIC            No bank guarantee
        INSURED

       Evergreen Keystone Distributor, Inc.

                                                         540391
46811                                                     2/97